Quarterly Holdings Report
for
Fidelity ZERO® International Index Fund
July 31, 2025
IID-NPRT3-0925
1.9891457.106
Common Stocks - 97.5%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	14,631	654,006
AUSTRALIA - 4.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	778,325	2,480,585
Interactive Media & Services - 0.1%
CAR Group Ltd	73,820	1,796,744
REA Group Ltd	10,043	1,529,860
SEEK Ltd	69,047	1,065,097
		4,391,701
TOTAL COMMUNICATION SERVICES		6,872,286

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	220,754	12,075,144
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	121,697	5,449,216
Lottery Corp/The	433,861	1,504,796
		6,954,012
Specialty Retail - 0.0%
JB Hi-Fi Ltd	21,323	1,518,668
TOTAL CONSUMER DISCRETIONARY		20,547,824

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	159,066	769,184
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	260,566	3,469,167
Endeavour Group Ltd/Australia	297,233	778,360
Metcash Ltd	215,368	537,667
Woolworths Group Ltd	237,417	4,792,998
		9,578,192
TOTAL CONSUMER STAPLES		10,347,376

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	45,484	795,236
Santos Ltd	632,688	3,183,616
Whitehaven Coal Ltd	158,974	652,000
Woodside Energy Group Ltd	369,578	6,254,144
		10,884,996
Financials - 1.7%
Banks - 1.3%
ANZ Group Holdings Ltd	577,961	11,341,618
Bank of Queensland Ltd	125,939	613,554
Bendigo & Adelaide Bank Ltd	109,365	856,794
Commonwealth Bank of Australia	325,403	36,942,863
National Australia Bank Ltd	595,542	14,779,359
Westpac Banking Corp	665,525	14,368,777
		78,902,965
Capital Markets - 0.2%
ASX Ltd	37,865	1,697,266
HUB24 Ltd	15,609	1,059,464
Macquarie Group Ltd	68,961	9,550,094
Magellan Financial Group Ltd warrants 4/16/2027 (b)	1,938	55
		12,306,879
Financial Services - 0.0%
AMP Ltd	496,094	507,561
Challenger Ltd	107,021	562,461
Washington H Soul Pattinson & Co Ltd	48,778	1,267,255
		2,337,277
Insurance - 0.2%
Insurance Australia Group Ltd	460,439	2,584,638
Medibank Pvt Ltd	536,824	1,754,559
QBE Insurance Group Ltd	293,696	4,356,752
Steadfast Group Ltd	214,428	816,087
Suncorp Group Ltd	210,864	2,826,584
		12,338,620
TOTAL FINANCIALS		105,885,741

Health Care - 0.2%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (b)(c)	56,303	754,301
Health Care Equipment & Supplies - 0.1%
Ansell Ltd	27,785	531,935
Cochlear Ltd	12,730	2,598,868
		3,130,803
Health Care Providers & Services - 0.1%
EBOS Group Ltd	37,762	909,959
Ramsay Health Care Ltd	36,547	904,710
Sigma Healthcare Ltd	1,122,799	2,073,941
Sonic Healthcare Ltd	93,598	1,652,833
		5,541,443
Health Care Technology - 0.0%
Pro Medicus Ltd	10,588	2,174,295
TOTAL HEALTH CARE		11,600,842

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	266,448	4,076,508
Cleanaway Waste Management Ltd	432,706	797,443
		4,873,951
Construction & Engineering - 0.0%
Worley Ltd	95,263	810,696
Ground Transportation - 0.0%
Aurizon Holdings Ltd	352,183	731,071
Passenger Airlines - 0.0%
Qantas Airways Ltd	144,270	1,000,562
Professional Services - 0.1%
ALS Ltd	94,131	1,094,318
Computershare Ltd	107,829	2,902,693
		3,997,011
Trading Companies & Distributors - 0.0%
Reece Ltd	45,312	392,337
SGH Ltd	38,879	1,271,629
		1,663,966
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	207,886	686,686
Qube Holdings Ltd	339,548	946,864
Transurban Group unit	604,058	5,345,808
		6,979,358
TOTAL INDUSTRIALS		20,056,615

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	123,732	1,139,336
Software - 0.1%
Technology One Ltd	58,722	1,536,082
WiseTech Global Ltd	36,491	2,763,834
		4,299,916
TOTAL INFORMATION TECHNOLOGY		5,439,252

Materials - 1.1%
Chemicals - 0.0%
Dyno Nobel Ltd	335,186	630,306
Orica Ltd	93,778	1,280,638
		1,910,944
Metals & Mining - 1.1%
BHP Group Ltd	987,146	24,930,607
BlueScope Steel Ltd	85,548	1,296,934
Evolution Mining Ltd	390,041	1,765,217
Fortescue Ltd	329,609	3,729,283
Glencore PLC	1,889,980	7,585,105
Lynas Rare Earths Ltd (b)	166,992	1,122,087
Mineral Resources Ltd (b)	34,122	616,318
Northern Star Resources Ltd	270,043	2,682,967
Pilbara Minerals Ltd (b)	591,194	599,889
Rio Tinto Ltd	72,213	5,135,642
Rio Tinto PLC	207,249	12,343,634
South32 Ltd	880,052	1,645,733
		63,453,416
TOTAL MATERIALS		65,364,360

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	91,098	1,173,650
GPT Group/The unit	370,612	1,207,309
Mirvac Group unit	772,390	1,108,218
Stockland unit	468,175	1,659,815
		5,148,992
Industrial REITs - 0.1%
Goodman Group unit	395,106	8,833,966
Office REITs - 0.0%
Dexus unit	208,578	941,649
Real Estate Management & Development - 0.0%
Lendlease Group unit	123,939	416,560
Retail REITs - 0.1%
Scentre Group unit	1,013,468	2,425,471
Vicinity Ltd unit	755,474	1,189,494
		3,614,965
TOTAL REAL ESTATE		18,956,132

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	335,520	2,508,956
Gas Utilities - 0.0%
Apa Group unit	253,405	1,362,909
Multi-Utilities - 0.0%
AGL Energy Ltd	118,466	738,291
TOTAL UTILITIES		4,610,156

TOTAL AUSTRALIA		280,565,580
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	27,526	1,403,518
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	15,339	1,939,539
Erste Group Bank AG	63,095	5,799,923
Raiffeisen Bank International AG	25,073	727,923
		8,467,385
Insurance - 0.0%
UNIQA Insurance Group AG	22,496	325,013
TOTAL FINANCIALS		8,792,398

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG	1,442	326,160
Construction & Engineering - 0.0%
Strabag SE	5,154	484,656
Machinery - 0.0%
ANDRITZ AG	13,773	962,712
TOTAL INDUSTRIALS		1,773,528

Materials - 0.1%
Construction Materials - 0.0%
Wienerberger AG	21,285	717,054
Metals & Mining - 0.0%
voestalpine AG	20,023	553,433
Paper & Forest Products - 0.1%
Mondi PLC	85,908	1,165,744
TOTAL MATERIALS		2,436,231

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG	8,515	227,580
CPI Europe AG (b)(f)	7,756	0
		227,580
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	16,251	1,211,958
TOTAL AUSTRIA		15,845,213
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	4,172	827,476
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	174,627	10,039,775
Food Products - 0.0%
Lotus Bakeries NV	78	662,261
TOTAL CONSUMER STAPLES		10,702,036

Financials - 0.2%
Banks - 0.2%
KBC Group NV	51,185	5,359,915
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	15,443	1,297,093
Sofina SA	2,976	915,619
		2,212,712
Insurance - 0.0%
Ageas SA/NV	35,283	2,405,831
TOTAL FINANCIALS		9,978,458

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	23,469	5,100,789
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	4,277	1,051,349
Trading Companies & Distributors - 0.0%
Azelis Group NV	34,391	536,899
TOTAL INDUSTRIALS		1,588,248

Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	13,902	437,555
Syensqo SA	14,014	1,118,855
Umicore SA	38,055	605,826
		2,162,236
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	9,346	690,068
Cofinimmo SA	7,406	645,289
		1,335,357
Industrial REITs - 0.0%
Warehouses De Pauw CVA	34,734	813,381
TOTAL REAL ESTATE		2,148,738

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	9,633	1,112,510
TOTAL BELGIUM		33,620,491
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	153,100	860,710
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	151,500	560,324
TOTAL COMMUNICATION SERVICES		1,421,034

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lojas Renner SA	200,924	583,803
Vibra Energia SA	206,200	781,045
		1,364,848
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	858,000	1,909,204
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	218,092	524,631
Sendas Distribuidora S/A	258,100	433,735
		958,366
Food Products - 0.0%
BRF SA	102,000	365,226
Personal Care Products - 0.0%
Natura Cosmeticos SA (b)	162,188	261,549
TOTAL CONSUMER STAPLES		3,494,345

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia (b)	76,395	269,314
Cosan SA (b)	218,900	231,817
Petroleo Brasileiro SA - Petrobras	844,800	4,924,373
Petroleo Brasileiro SA - Petrobras	716,800	4,581,488
PRIO SA/Brazil (b)	162,900	1,227,376
Ultrapar Participacoes SA	138,600	424,992
		11,659,360
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	1,038,579	2,880,434
Banco Bradesco SA	277,259	663,494
Banco do Brasil SA	558,100	1,963,474
Itau Unibanco Holding SA	1,036,825	6,510,303
Itausa SA	1,137,821	2,103,106
NU Holdings Ltd/Cayman Islands Class A (b)	637,620	7,791,717
		21,912,528
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	1,025,800	2,304,572
Banco BTG Pactual SA unit	192,500	1,345,202
XP Inc depository receipt	72,010	1,165,369
		4,815,143
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	37,228	291,495
StoneCo Ltd Class A (b)	49,660	634,655
		926,150
Insurance - 0.0%
BB Seguridade Participacoes SA	129,100	776,968
Caixa Seguridade Participacoes S/A	101,100	248,798
		1,025,766
TOTAL FINANCIALS		28,679,587

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	62,373	368,364
Rede D'Or Sao Luiz SA (d)(e)	209,505	1,215,975
		1,584,339
Pharmaceuticals - 0.0%
Hypera SA	74,200	340,685
TOTAL HEALTH CARE		1,925,024

Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer SA	135,400	1,950,401
Electrical Equipment - 0.0%
WEG SA	285,900	1,894,750
Ground Transportation - 0.0%
Localiza Rent a Car SA	168,031	1,039,175
Rumo SA	233,100	688,533
		1,727,708
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	196,200	431,324
Santos Brasil Participacoes SA	84,000	209,267
		640,591
TOTAL INDUSTRIALS		6,213,450

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	97,500	759,342
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	31,579	1,173,213
Containers & Packaging - 0.0%
Klabin SA unit	193,150	641,585
Metals & Mining - 0.3%
Gerdau SA	253,100	761,169
Metalurgica Gerdau SA	124,400	208,164
Vale SA	697,743	6,661,489
Wheaton Precious Metals Corp	88,287	8,074,285
		15,705,107
Paper & Forest Products - 0.0%
Suzano SA	135,853	1,265,233
TOTAL MATERIALS		18,785,138

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	77,600	295,319
Multiplan Empreendimentos Imobiliarios SA	49,600	224,104
		519,423
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	177,951	1,201,584
Centrais Eletricas Brasileiras SA Series B	39,729	290,187
Cia Energetica de Minas Gerais	378,954	699,091
Cia Paranaense de Energia - Copel	156,000	307,568
Cia Paranaense de Energia - Copel Series B	219,100	464,060
Energisa S/A unit	54,500	444,405
Equatorial Energia SA	206,823	1,258,398
Transmissora Alianca de Energia Eletrica S/A unit	39,000	232,347
		4,897,640
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	305,900	734,765
Engie Brasil Energia SA	49,050	349,772
		1,084,537
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	89,200	1,725,362
Cia De Sanena Do Parana unit	47,900	291,700
		2,017,062
TOTAL UTILITIES		7,999,239

TOTAL BRAZIL		82,820,790
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (c)	20,521	844,644
CANADA - 7.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BCE Inc	59,311	1,383,467
Quebecor Inc Class B	30,196	849,480
TELUS Corp	97,162	1,565,139
		3,798,086
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	74,810	2,498,705
TOTAL COMMUNICATION SERVICES		6,296,791

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	51,566	2,114,593
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	10,068	1,348,455
Dollarama Inc	53,910	7,368,271
		8,716,726
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	63,731	4,324,472
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	27,396	1,383,838
TOTAL CONSUMER DISCRETIONARY		16,539,629

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	151,186	7,856,085
Empire Co Ltd Class A	26,184	1,042,749
George Weston Ltd	10,285	1,954,343
Loblaw Cos Ltd	27,293	4,413,642
Metro Inc/CN	38,748	2,962,869
		18,229,688
Food Products - 0.0%
Saputo Inc	47,104	987,906
TOTAL CONSUMER STAPLES		19,217,594

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	114,328	2,231,937
Cameco Corp	84,712	6,360,125
Canadian Natural Resources Ltd	407,628	12,903,121
Cenovus Energy Inc	248,495	3,782,303
Enbridge Inc	423,982	19,200,976
Imperial Oil Ltd	30,732	2,562,405
Keyera Corp	44,158	1,386,311
MEG Energy Corp	49,768	980,921
Parkland Corp	26,936	760,297
Pembina Pipeline Corp	113,194	4,207,196
South Bow Corp	40,109	1,053,382
Suncor Energy Inc	238,932	9,423,812
TC Energy Corp	202,293	9,659,140
Tourmaline Oil Corp	68,649	2,921,645
Whitecap Resources Inc	240,292	1,813,983
		79,247,554
Financials - 2.9%
Banks - 1.9%
Bank of Montreal	140,674	15,527,339
Bank of Nova Scotia/The	241,958	13,461,708
Canadian Imperial Bank of Commerce	182,702	13,057,866
National Bank of Canada	76,030	7,908,634
Royal Bank of Canada	274,929	35,276,868
Toronto Dominion Bank	334,791	24,384,461
		109,616,876
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	73,216	4,514,705
Brookfield Corp Class A	278,866	18,678,950
Onex Corp Subordinate Voting Shares	11,027	897,058
TMX Group Ltd	54,111	2,200,212
		26,290,925
Insurance - 0.6%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	4,049	7,161,610
Great-West Lifeco Inc	52,480	1,970,651
iA Financial Corp Inc	18,130	1,774,662
Intact Financial Corp	34,668	7,165,788
Manulife Financial Corp	332,989	10,302,568
Power Corp of Canada Subordinate Voting Shares	105,139	4,237,126
Sun Life Financial Inc	109,880	6,699,381
		39,311,786
TOTAL FINANCIALS		175,219,587

Industrials - 0.8%
Aerospace & Defense - 0.1%
Bombardier Inc Class B (b)	16,665	1,943,248
CAE Inc (b)	62,281	1,775,925
		3,719,173
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	78,320	2,037,134
Construction & Engineering - 0.2%
AtkinsRealis Group Inc	33,851	2,396,883
Stantec Inc	22,181	2,424,606
WSP Global Inc	25,363	5,222,333
		10,043,822
Ground Transportation - 0.4%
Canadian National Railway Co	107,640	10,050,854
Canadian Pacific Kansas City Ltd	180,949	13,307,379
TFI International Inc	15,298	1,330,405
		24,688,638
Passenger Airlines - 0.0%
Air Canada (b)	53,652	747,318
Professional Services - 0.1%
Thomson Reuters Corp	26,278	5,273,806
Trading Companies & Distributors - 0.0%
Finning International Inc	26,208	1,142,060
Toromont Industries Ltd	15,851	1,607,179
		2,749,239
TOTAL INDUSTRIALS		49,259,130

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	22,481	4,494,415
IT Services - 0.5%
CGI Inc Class A	38,964	3,756,359
Shopify Inc Class A (b)	236,899	28,957,552
		32,713,911
Software - 0.3%
Constellation Software Inc/Canada	3,832	13,220,290
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	2,626	0
Descartes Systems Group Inc/The (b)	16,689	1,763,209
Open Text Corp	49,976	1,470,858
		16,454,357
TOTAL INFORMATION TECHNOLOGY		53,662,683

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	94,989	5,635,859
Containers & Packaging - 0.0%
CCL Industries Inc Class B	28,465	1,591,090
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	97,875	12,150,317
Alamos Gold Inc Class A	81,930	1,990,894
B2Gold Corp	255,832	860,405
Barrick Mining Corp	334,497	7,061,228
Franco-Nevada Corp	37,451	5,965,780
Kinross Gold Corp	239,487	3,831,861
Pan American Silver Corp	70,540	1,905,537
Teck Resources Ltd Class B	85,910	2,785,751
		36,551,773
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	11,201	776,535
TOTAL MATERIALS		44,555,257

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	8,250	1,244,109
FirstService Corp Subordinate Voting Shares	8,138	1,604,107
		2,848,216
Utilities - 0.3%
Electric Utilities - 0.3%
Emera Inc	57,851	2,716,358
Fortis Inc/Canada	97,421	4,766,993
Hydro One Ltd (d)(e)	61,773	2,184,524
		9,667,875
Gas Utilities - 0.0%
AltaGas Ltd	58,016	1,712,929
Brookfield Infrastructure Corp	23,255	907,811
		2,620,740
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A	26,652	974,637
Northland Power Inc	51,025	833,722
		1,808,359
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	150,027	884,614
Canadian Utilities Ltd Class A	25,102	698,928
		1,583,542
TOTAL UTILITIES		15,680,516

TOTAL CANADA		462,526,957
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	147,866	737,346
Specialty Retail - 0.0%
Empresas Copec SA	71,874	475,830
TOTAL CONSUMER DISCRETIONARY		1,213,176

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	71,068	272,694
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	234,285	705,787
TOTAL CONSUMER STAPLES		978,481

Financials - 0.0%
Banks - 0.0%
Banco de Chile	8,721,773	1,201,451
Banco de Credito e Inversiones SA	15,642	620,784
Banco Santander Chile	12,229,569	706,406
		2,528,641
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	36,045,556	788,280
Materials - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (b)	27,974	1,028,809
Metals & Mining - 0.1%
Antofagasta PLC	67,197	1,665,720
Lundin Mining Corp	136,950	1,398,558
		3,064,278
Paper & Forest Products - 0.0%
Empresas Cmpc SA	212,767	299,721
TOTAL MATERIALS		4,392,808

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Parque Arauco SA	132,044	269,353
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	3,652,191	364,239
Enel Chile SA	4,790,059	306,825
		671,064
Independent Power and Renewable Electricity Producers - 0.0%
Colbun SA	1,245,871	184,432
TOTAL UTILITIES		855,496

TOTAL CHILE		11,026,235
CHINA - 7.4%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	908,500	1,271,278
Entertainment - 0.2%
China Ruyi Holdings Ltd (b)(c)	1,924,000	769,176
Kingsoft Corp Ltd	187,000	850,337
Netease Inc	332,570	8,694,130
Tencent Music Entertainment Group Class A ADR	104,604	2,195,638
		12,509,281
Interactive Media & Services - 1.6%
Autohome Inc Class A ADR	12,213	330,850
Baidu Inc A Shares (b)	433,278	4,740,641
Bilibili Inc Z Shares (b)	54,355	1,243,592
Kanzhun Ltd ADR (b)	66,035	1,252,024
Kuaishou Technology B Shares (b)(d)(e)	540,800	5,280,402
Tencent Holdings Ltd	1,197,300	83,825,654
		96,673,163
TOTAL COMMUNICATION SERVICES		110,453,722

Consumer Discretionary - 2.5%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	118,400	853,613
Automobiles - 0.4%
BYD Co Ltd H Shares	716,120	10,455,967
Geely Automobile Holdings Ltd	981,000	2,200,401
Great Wall Motor Co Ltd H Shares	445,000	726,208
Li Auto Inc A Shares (b)	250,132	3,274,656
NIO Inc A Shares (b)	343,990	1,646,449
XPeng Inc A Shares (b)	257,314	2,341,557
Yadea Group Holdings Ltd (d)(e)	226,478	356,382
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	104,500	803,549
		21,805,169
Broadline Retail - 1.4%
Alibaba Group Holding Ltd	3,103,540	46,661,038
JD.com Inc A Shares	563,926	8,888,570
PDD Holdings Inc Class A ADR (b)	143,573	16,288,357
Prosus NV Class N	259,060	14,799,011
Vipshop Holdings Ltd Class A ADR	66,830	1,008,465
		87,645,441
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	236,840	1,050,311
TAL Education Group Class A ADR (b)	108,534	1,187,362
		2,237,673
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd	316,540	987,985
Haidilao International Holding Ltd (d)(e)	295,000	522,946
Meituan B Shares (b)(d)(e)	1,075,590	16,593,717
Tongcheng Travel Holdings Ltd (d)	226,400	567,275
Trip.com Group Ltd	104,246	6,471,848
Yum China Holdings Inc (Hong Kong) (c)	69,050	3,205,993
		28,349,764
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	452,400	1,425,232
Midea Group Co Ltd H Shares	85,300	826,490
		2,251,722
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd	428,200	715,134
Pop Mart International Group Ltd (d)(e)	120,200	3,749,503
		4,464,637
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	229,400	2,633,074
Li Ning Co Ltd	450,000	953,410
Shenzhou International Group Holdings Ltd	154,300	1,110,460
		4,696,944
TOTAL CONSUMER DISCRETIONARY		152,304,963

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	304,000	1,010,767
Nongfu Spring Co Ltd H Shares (d)(e)	353,000	2,039,509
Tsingtao Brewery Co Ltd H Shares	118,000	749,648
		3,799,924
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	1,100,000	682,152
JD Health International Inc (b)(d)(e)	205,500	1,314,057
		1,996,209
Food Products - 0.1%
China Feihe Ltd (d)(e)	760,000	451,821
China Mengniu Dairy Co Ltd	580,000	1,206,989
Tingyi Cayman Islands Holding Corp	366,000	541,045
Want Want China Holdings Ltd	832,000	601,348
Wilmar International Ltd	510,000	1,154,313
		3,955,516
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	90,000	641,767
Hengan International Group Co Ltd	121,000	361,476
		1,003,243
Tobacco - 0.0%
Smoore International Holdings Ltd (d)(e)	362,000	976,098
TOTAL CONSUMER STAPLES		11,730,990

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	356,000	316,174
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	415,000	509,914
China Petroleum & Chemical Corp H Shares	4,696,000	2,755,720
China Shenhua Energy Co Ltd H Shares	658,000	2,851,871
PetroChina Co Ltd H Shares	4,108,000	4,014,467
Yankuang Energy Group Co Ltd H Shares	625,500	713,154
		10,845,126
TOTAL ENERGY		11,161,300

Financials - 1.4%
Banks - 1.0%
Agricultural Bank of China Ltd H Shares	5,970,000	3,911,045
Bank of China Ltd H Shares	16,254,000	9,382,029
Bank of Communications Co Ltd H Shares	4,152,000	3,740,403
BOC Hong Kong Holdings Ltd	699,500	3,140,936
China CITIC Bank Corp Ltd H Shares	1,767,000	1,641,759
China Construction Bank Corp H Shares	19,167,000	19,604,076
China Merchants Bank Co Ltd H Shares	642,500	4,169,277
China Minsheng Banking Corp Ltd H Shares	1,291,500	777,339
Industrial & Commercial Bank of China Ltd H Shares	14,336,000	10,984,607
Postal Savings Bank of China Co Ltd H Shares (d)(e)	1,505,000	1,063,149
		58,414,620
Capital Markets - 0.1%
China Galaxy Securities Co Ltd H Shares	678,000	916,257
China International Capital Corp Ltd H Shares (d)(e)	290,800	738,410
CITIC Securities Co Ltd H Shares	273,375	960,530
Guotai Haitong Securities Co Ltd H Shares (d)(e)	433,000	934,730
Huatai Securities Co Ltd H Shares (d)(e)	309,800	713,027
		4,262,954
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	18,946	650,415
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	1,447,000	4,179,820
China Pacific Insurance Group Co Ltd H Shares	503,600	2,028,209
New China Life Insurance Co Ltd H Shares	167,800	1,073,738
People's Insurance Co Group of China Ltd/The H Shares	1,699,000	1,305,288
PICC Property & Casualty Co Ltd H Shares	1,344,000	2,789,584
Ping An Insurance Group Co of China Ltd H Shares	1,231,000	8,451,263
		19,827,902
TOTAL FINANCIALS		83,155,891

Health Care - 0.3%
Biotechnology - 0.2%
Akeso Inc (b)(d)(e)	122,000	2,378,886
BeOne Medicines Ltd H Shares (b)	160,563	3,650,307
Innovent Biologics Inc (b)(d)(e)	266,500	3,298,765
Zai Lab Ltd (b)	187,200	707,254
		10,035,212
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	464,400	408,397
Health Care Providers & Services - 0.0%
Sinopharm Group Co Ltd H Shares	263,600	633,597
Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp (b)(c)	220,000	477,159
Wuxi Apptec Co Ltd H Shares (c)(d)(e)	69,484	926,862
Wuxi Biologics Cayman Inc (b)(d)(e)	680,000	2,764,903
		4,168,924
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	1,570,160	1,973,369
Hansoh Pharmaceutical Group Co Ltd (d)(e)	208,000	934,476
		2,907,845
TOTAL HEALTH CARE		18,153,975

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	377,300	653,867
ZTO Express Cayman Inc A Shares	72,400	1,411,411
		2,065,278
Building Products - 0.0%
Xinyi Glass Holdings Ltd (c)	465,572	479,907
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	654,000	350,015
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	827,000	416,090
China State Construction International Holdings Ltd	358,000	548,453
		964,543
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	144,676	1,671,008
Industrial Conglomerates - 0.0%
CITIC Ltd	1,529,000	2,293,767
Machinery - 0.2%
Airtac International Group	27,650	784,634
CRRC Corp Ltd H Shares	841,000	582,778
Weichai Power Co Ltd H Shares	381,000	807,669
Yangzijiang Shipbuildling (Holdings) Ltd	520,900	1,021,708
Zhuzhou CRRC Times Electric Co Ltd H Shares	87,700	355,745
		3,552,534
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	572,000	1,045,582
SITC International Holdings Co Ltd	248,000	801,849
		1,847,431
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	219,272	431,129
TOTAL INDUSTRIALS		13,655,612

Information Technology - 0.5%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	141,000	586,700
ZTE Corp H Shares	143,000	451,196
		1,037,896
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	131,000	662,359
Kingboard Holdings Ltd	117,500	420,900
Sunny Optical Technology Group Co Ltd	137,200	1,271,204
		2,354,463
IT Services - 0.0%
Chinasoft International Ltd	446,000	322,180
GDS Holdings Ltd A Shares (b)	188,600	849,972
		1,172,152
Semiconductors & Semiconductor Equipment - 0.0%
GCL Technology Holdings Ltd (b)(c)	4,173,000	618,300
Hua Hong Semiconductor Ltd (b)(d)(e)	149,000	767,149
Silergy Corp	66,000	708,333
Xinyi Solar Holdings Ltd	909,097	351,933
		2,445,715
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	553,000	1,283,519
Technology Hardware, Storage & Peripherals - 0.5%
Lenovo Group Ltd	1,306,000	1,674,619
Xiaomi Corp B Shares (b)(d)(e)	3,292,400	22,151,108
		23,825,727
TOTAL INFORMATION TECHNOLOGY		32,119,472

Materials - 0.1%
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	233,500	676,013
China National Building Material Co Ltd H Shares	734,000	436,689
		1,112,702
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	776,000	613,324
China Hongqiao Group Ltd	435,000	1,147,486
CMOC Group Ltd H Shares	708,000	803,675
Zhaojin Mining Industry Co Ltd H Shares	312,000	774,768
Zijin Mining Group Co Ltd H Shares	1,166,000	3,091,835
		6,431,088
TOTAL MATERIALS		7,543,790

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	722,500	1,249,563
China Resources Land Ltd	555,500	2,037,000
China Resources Mixc Lifestyle Services Ltd (d)(e)	115,955	538,479
Country Garden Services Holdings Co Ltd	415,000	343,133
KE Holdings Inc ADR	136,862	2,520,999
Longfor Group Holdings Ltd (d)(e)	383,469	477,288
Wharf Holdings Ltd/The	180,000	511,919
		7,678,381
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	528,800	555,451
China Resources Gas Group Ltd	175,800	445,003
ENN Energy Holdings Ltd	144,400	1,176,863
Kunlun Energy Co Ltd	700,000	674,346
		2,851,663
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (d)(e)	2,240,000	841,506
China Longyuan Power Group Corp Ltd H Shares	642,000	578,918
China Power International Development Ltd	829,000	324,964
China Resources Power Holdings Co Ltd	374,000	926,806
Huaneng Power International Inc H Shares	820,000	556,637
		3,228,831
TOTAL UTILITIES		6,080,494

TOTAL CHINA		454,038,590
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	54,988	715,966
Financial Services - 0.0%
Grupo de Inversiones Suramericana SA	19	210
TOTAL FINANCIALS		716,176

Materials - 0.0%
Construction Materials - 0.0%
Cementos Argos SA	101,512	266,285
Grupo Argos SA/Colombia	13	53
		266,338
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	84,830	425,595
TOTAL COLOMBIA		1,408,109
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd Class A (b)(c)	139,725	1,090,089
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	14,637	699,260
Moneta Money Bank AS (d)(e)	49,689	346,499
		1,045,759
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	31,373	1,820,696
TOTAL CZECH REPUBLIC		2,866,455
DENMARK - 1.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	15,367	2,550,301
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	18,175	2,265,828
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	128,298	5,109,755
Ringkjoebing Landbobank A/S	4,898	1,080,581
		6,190,336
Insurance - 0.0%
Tryg A/S	65,457	1,580,195
TOTAL FINANCIALS		7,770,531

Health Care - 0.7%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	9,635	1,671,673
Genmab A/S (b)	12,474	2,685,620
Zealand Pharma A/S (b)	12,482	655,898
		5,013,191
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	24,148	2,205,486
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	613,104	28,514,244
TOTAL HEALTH CARE		35,732,921

Industrials - 0.2%
Air Freight & Logistics - 0.1%
DSV A/S	38,351	8,593,885
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	196,576	3,589,102
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	500	984,597
AP Moller - Maersk A/S Series B	863	1,704,219
		2,688,816
TOTAL INDUSTRIALS		14,871,803

Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	68,548	4,462,445
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	36,867	1,737,597
TOTAL DENMARK		69,391,426
EGYPT - 0.0%
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	484,696	939,055
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	232,091	113,680
Financial Services - 0.0%
U Consumer Finance	69,753	11,489
TOTAL FINANCIALS		1,064,224

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	207,522	227,732
TOTAL EGYPT		1,291,956
FINLAND - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	29,379	1,514,094
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	52,893	1,151,697
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	82,780	1,306,487
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	677,290	9,893,759
Insurance - 0.1%
Sampo Oyj A Shares	485,991	5,222,235
TOTAL FINANCIALS		15,115,994

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	21,148	1,696,627
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	77,529	4,772,401
Konecranes Oyj A Shares	13,745	1,149,769
Metso Oyj	137,268	1,733,335
Valmet Oyj	28,343	1,025,660
Wartsila OYJ Abp	94,426	2,612,077
		11,293,242
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	997,737	4,085,359
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	18,916	652,789
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	118,257	1,219,182
UPM-Kymmene Oyj	103,011	2,669,817
		3,888,999
TOTAL MATERIALS		4,541,788

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	85,597	1,571,724
TOTAL FINLAND		42,277,012
FRANCE - 5.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	357,177	5,433,049
Media - 0.1%
Publicis Groupe SA	45,535	4,161,068
TOTAL COMMUNICATION SERVICES		9,594,117

Consumer Discretionary - 0.9%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	137,193	4,880,848
Automobiles - 0.0%
Renault SA	36,301	1,355,067
Hotels, Restaurants & Leisure - 0.0%
Accor SA	35,772	1,823,155
Textiles, Apparel & Luxury Goods - 0.8%
Hermes International SCA	6,567	16,120,154
Kering SA	13,695	3,362,746
LVMH Moet Hennessy Louis Vuitton SE	49,619	26,636,079
		46,118,979
TOTAL CONSUMER DISCRETIONARY		54,178,049

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	37,798	3,897,686
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	96,327	1,380,463
Food Products - 0.2%
Danone SA	122,786	10,048,428
Personal Care Products - 0.3%
L'Oreal SA	44,681	19,770,608
TOTAL CONSUMER STAPLES		35,097,185

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
TotalEnergies SE	441,493	26,253,604
Financials - 0.8%
Banks - 0.5%
BNP Paribas SA	195,753	17,848,422
Credit Agricole SA	194,170	3,573,608
Societe Generale SA Series A	138,539	8,842,747
		30,264,777
Financial Services - 0.0%
Edenred SE	47,194	1,352,907
Insurance - 0.3%
AXA SA	335,878	16,313,328
TOTAL FINANCIALS		47,931,012

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	56,039	16,665,815
Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	120,156	24,157,984
Safran SA	65,061	21,453,958
Thales SA	17,223	4,632,883
		50,244,825
Building Products - 0.2%
Cie de Saint-Gobain SA	97,094	11,138,347
Construction & Engineering - 0.3%
Bouygues SA	36,219	1,494,192
Eiffage SA	13,936	1,871,078
Vinci SA	98,494	13,681,692
		17,046,962
Electrical Equipment - 0.1%
Legrand SA	51,011	7,534,674
Professional Services - 0.0%
Bureau Veritas SA	56,640	1,747,800
TOTAL INDUSTRIALS		87,712,608

Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	30,024	4,469,868
Software - 0.0%
Dassault Systemes SE	127,789	4,198,029
TOTAL INFORMATION TECHNOLOGY		8,667,897

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	112,445	22,122,044
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	19,956	1,941,237
Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	340,782	7,660,179
Veolia Environnement SA	123,944	4,200,349
		11,860,528
TOTAL FRANCE		322,024,096
GERMANY - 5.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	678,669	24,341,090
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	14,602	1,956,330
TOTAL COMMUNICATION SERVICES		26,297,420

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Continental AG	20,994	1,801,668
Automobiles - 0.3%
Bayerische Motoren Werke AG	54,145	5,182,968
Mercedes-Benz Group AG	134,819	7,633,490
		12,816,458
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	42,744	1,254,607
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	32,205	6,176,232
TOTAL CONSUMER DISCRETIONARY		22,048,965

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	19,968	1,419,931
Personal Care Products - 0.1%
Beiersdorf AG	18,828	2,339,611
TOTAL CONSUMER STAPLES		3,759,542

Financials - 1.3%
Banks - 0.1%
Commerzbank AG	193,564	7,077,483
Capital Markets - 0.4%
Deutsche Bank AG	378,887	12,532,704
Deutsche Boerse AG	36,608	10,593,894
		23,126,598
Insurance - 0.8%
Allianz SE	75,058	29,661,275
Hannover Rueck SE	11,713	3,560,936
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,859	16,929,138
		50,151,349
TOTAL FINANCIALS		80,355,430

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	17,302	1,859,965
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	59,107	3,183,660
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	38,812	1,968,601
Fresenius SE & Co KGaA	81,024	3,881,663
		5,850,264
Pharmaceuticals - 0.1%
Bayer AG	191,178	5,945,972
Merck KGaA	25,157	3,144,234
		9,090,206
TOTAL HEALTH CARE		19,984,095

Industrials - 1.5%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	10,462	4,515,418
Rheinmetall AG	8,471	16,768,332
		21,283,750
Air Freight & Logistics - 0.1%
Deutsche Post AG	179,687	8,051,009
Electrical Equipment - 0.2%
Siemens Energy AG (b)	110,362	12,777,577
Industrial Conglomerates - 0.7%
Siemens AG	146,222	37,243,237
Machinery - 0.1%
Daimler Truck Holding AG	97,048	4,743,473
Gea Group Ag	30,565	2,200,977
Knorr-Bremse AG	12,898	1,293,082
		8,237,532
Trading Companies & Distributors - 0.0%
Brenntag SE	25,084	1,561,254
TOTAL INDUSTRIALS		89,154,359

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	254,054	9,980,045
Software - 1.0%
Nemetschek SE	11,054	1,653,803
SAP SE	198,275	56,697,886
		58,351,689
TOTAL INFORMATION TECHNOLOGY		68,331,734

Materials - 0.3%
Chemicals - 0.2%
BASF SE	173,640	8,509,995
Covestro AG	33,598	2,277,517
Covestro AG (b)(d)(e)	5,268	362,995
Symrise AG	25,841	2,342,417
		13,492,924
Construction Materials - 0.1%
Heidelberg Materials AG	25,698	5,928,393
TOTAL MATERIALS		19,421,317

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	14,513	1,155,216
Vonovia SE	160,031	4,982,075
		6,137,291
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	131,560	5,397,280
Multi-Utilities - 0.1%
E.ON SE	436,568	7,964,420
TOTAL UTILITIES		13,361,700

TOTAL GERMANY		348,851,853
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	35,990	653,041
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	36,139	810,814
Specialty Retail - 0.0%
JUMBO SA	22,478	760,322
TOTAL CONSUMER DISCRETIONARY		1,571,136

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	11,970	343,963
Financials - 0.2%
Banks - 0.2%
Alpha Bank SA	412,891	1,545,506
Eurobank Ergasias Services and Holdings SA	480,643	1,764,136
National Bank of Greece SA	164,183	2,302,724
Piraeus Financial Holdings SA	197,673	1,519,994
		7,132,360
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	12,977	320,771
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	21,448	1,184,171
Marine Transportation - 0.0%
Star Bulk Carriers Corp (c)	22,574	412,201
TOTAL INDUSTRIALS		1,917,143

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	35,699	580,541
TOTAL GREECE		12,198,184
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	20,169	809,785
HONG KONG - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	689,000	1,084,884
PCCW Ltd	862,000	617,578
		1,702,462
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	1,523,500	1,525,234
Financials - 0.8%
Banks - 0.0%
Hang Seng Bank Ltd	139,400	2,030,599
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR	11,444	1,758,714
Hong Kong Exchanges & Clearing Ltd	231,853	12,547,609
		14,306,323
Insurance - 0.5%
AIA Group Ltd	2,080,200	19,396,143
Prudential PLC	506,367	6,423,866
		25,820,009
TOTAL FINANCIALS		42,156,931

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	1,879,500	1,800,000
Industrials - 0.1%
Air Freight & Logistics - 0.0%
J&T Global Express Ltd B Shares (b)	1,009,400	1,327,820
Ground Transportation - 0.0%
MTR Corp Ltd	299,498	1,077,375
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	40,761	2,213,380
Swire Pacific Ltd A Shares	73,500	664,391
		2,877,771
Machinery - 0.1%
Techtronic Industries Co Ltd	253,500	3,031,266
Marine Transportation - 0.0%
Orient Overseas International Ltd	25,500	458,803
TOTAL INDUSTRIALS		8,773,035

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	60,200	509,274
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	354,829	1,625,898
Hang Lung Properties Ltd	363,406	374,256
Henderson Land Development Co Ltd	253,500	887,067
Hongkong Land Holdings Ltd (Singapore)	201,339	1,216,235
Sino Land Co Ltd	733,177	845,133
Sun Hung Kai Properties Ltd	293,500	3,486,039
Swire Properties Ltd	201,600	540,331
Wharf Real Estate Investment Co Ltd	301,000	955,619
		9,930,578
Retail REITs - 0.0%
Link REIT	503,180	2,803,596
TOTAL REAL ESTATE		12,734,174

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	118,000	831,073
CLP Holdings Ltd	324,000	2,812,249
Power Assets Holdings Ltd	265,500	1,748,078
		5,391,400
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	2,100,393	1,874,733
TOTAL UTILITIES		7,266,133

TOTAL HONG KONG		76,467,243
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	89,731	780,856
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	46,794	3,805,081
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	26,870	806,515
TOTAL HUNGARY		5,392,452
INDIA - 3.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	532,017	11,591,516
Consumer Discretionary - 0.4%
Automobiles - 0.2%
Bajaj Auto Ltd	13,052	1,189,372
Mahindra & Mahindra Ltd	174,109	6,348,002
Maruti Suzuki India Ltd	25,670	3,685,244
Tata Motors Ltd	386,642	2,925,012
		14,147,630
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	920,132	3,214,126
Specialty Retail - 0.0%
Trent Ltd	35,267	2,013,369
Textiles, Apparel & Luxury Goods - 0.1%
Titan Co Ltd	81,092	3,089,536
TOTAL CONSUMER DISCRETIONARY		22,464,661

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	243,585	1,448,948
Food Products - 0.0%
Nestle India Ltd	69,264	1,774,679
Personal Care Products - 0.2%
Hindustan Unilever Ltd	173,689	4,992,567
Tobacco - 0.0%
ITC Ltd	584,796	2,744,873
TOTAL CONSUMER STAPLES		10,961,067

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	381,005	1,425,016
Coal India Ltd	444,236	1,901,385
Indian Oil Corp Ltd (b)	743,903	1,230,011
Oil & Natural Gas Corp Ltd	760,493	2,085,345
Reliance Industries Ltd	1,342,139	21,213,950
		27,855,707
Financials - 1.1%
Banks - 0.9%
Axis Bank Ltd	445,785	5,418,302
HDFC Bank Ltd/Gandhinagar	1,101,766	25,305,408
ICICI Bank Ltd	1,025,581	17,284,924
Kotak Mahindra Bank Ltd	212,645	4,795,085
State Bank of India	346,543	3,142,532
		55,946,251
Consumer Finance - 0.1%
Bajaj Finance Ltd	544,021	5,448,900
Financial Services - 0.1%
Bajaj Finserv Ltd	74,625	1,652,688
Jio Financial Services Ltd (b)	606,567	2,270,225
Power Finance Corp Ltd	283,240	1,319,573
REC Ltd	239,948	1,076,448
		6,318,934
TOTAL FINANCIALS		67,714,085

Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	696,098	3,026,657
Hindustan Aeronautics Ltd (d)	36,397	1,874,820
		4,901,477
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	130,961	5,420,638
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	2,100,592	1,466,821
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	55,671	1,538,443
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	142,858	2,230,082
TOTAL INDUSTRIALS		15,557,461

Information Technology - 0.4%
IT Services - 0.4%
HCL Technologies Ltd	205,950	3,436,161
Infosys Ltd	702,820	11,963,100
Tata Consultancy Services Ltd	197,003	6,799,775
Wipro Ltd	551,425	1,552,469
		23,751,505
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	87,769	2,397,770
Construction Materials - 0.1%
UltraTech Cement Ltd	22,955	3,198,863
Metals & Mining - 0.1%
Hindalco Industries Ltd	284,097	2,201,263
Tata Steel Ltd	1,408,926	2,532,368
Vedanta Ltd	327,349	1,582,246
		6,315,877
TOTAL MATERIALS		11,912,510

Utilities - 0.0%
Electric Utilities - 0.0%
Power Grid Corp of India Ltd	886,612	2,933,453
Tata Power Co Ltd/The	330,357	1,493,509
		4,426,962
Independent Power and Renewable Electricity Producers - 0.0%
Adani Power Ltd (b)	172,679	1,151,728
NTPC Ltd	923,109	3,506,508
		4,658,236
TOTAL UTILITIES		9,085,198

TOTAL INDIA		200,893,710
INDONESIA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	9,281,600	1,629,802
Media - 0.0%
Elang Mahkota Teknologi Tbk PT	6,945,700	262,533
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	1,665,400	222,250
TOTAL COMMUNICATION SERVICES		2,114,585

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	189,278,696	743,799
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	3,263,600	458,704
Food Products - 0.0%
Indofood CBP Sukses Makmur Tbk PT	429,800	255,314
Indofood Sukses Makmur Tbk PT	871,200	449,849
		705,163
TOTAL CONSUMER STAPLES		1,163,867

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	2,502,400	280,512
Bumi Resources Tbk PT (b)	33,192,900	223,416
United Tractors Tbk PT	289,500	424,211
		928,139
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	10,003,100	5,013,510
Bank Mandiri Persero Tbk PT	8,653,900	2,355,859
Bank Negara Indonesia Persero Tbk PT	2,903,500	704,124
Bank Rakyat Indonesia Persero Tbk PT	13,759,953	3,081,275
		11,154,768
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (d)	901,600	130,253
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	3,741,700	323,621
TOTAL HEALTH CARE		453,874

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	3,874,100	1,197,564
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (b)	5,309,573	844,895
Metals & Mining - 0.1%
Amman Mineral Internasional PT (b)	2,373,500	1,209,814
Aneka Tambang Tbk	1,593,100	275,662
Bumi Resources Minerals Tbk PT (b)	15,324,000	399,012
Merdeka Copper Gold Tbk PT (b)	2,569,410	366,914
		2,251,402
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	468,600	193,031
TOTAL MATERIALS		3,289,328

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	2,141,800	211,738
TOTAL INDONESIA		21,257,662
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	28,399	2,629,985
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	336,565	2,655,045
Bank of Ireland Group PLC	189,924	2,558,631
		5,213,676
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	30,149	2,499,599
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	34,314	3,680,177
TOTAL INDUSTRIALS		6,179,776

TOTAL IRELAND		14,023,437
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	429,476	800,827
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	19,809	656,667
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	39,060	473,218
Food Products - 0.0%
Strauss Group Ltd	11,143	299,648
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (b)	4,717	330,520
TOTAL CONSUMER STAPLES		1,103,386

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	1,848	377,063
Paz Retail And Energy Ltd	1,755	324,820
		701,883
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	256,845	4,838,429
Bank Leumi Le-Israel BM	291,305	5,407,844
First International Bank of Israel Ltd	9,981	695,679
Israel Discount Bank Ltd Class A	239,506	2,298,902
Mizrahi Tefahot Bank Ltd	29,822	1,847,746
		15,088,600
Capital Markets - 0.0%
Plus500 Ltd	13,428	596,916
Consumer Finance - 0.0%
Isracard Ltd	36,782	150,922
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	12,368	595,939
Harel Insurance Investments & Financial Services Ltd	20,419	618,448
Menora Mivtachim Holdings Ltd	4,047	352,834
Phoenix Financial Ltd	33,917	1,161,049
		2,728,270
TOTAL FINANCIALS		18,564,708

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	223,169	3,447,961
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	4,871	2,248,110
Construction & Engineering - 0.0%
Electra Ltd/Israel	403	245,532
Machinery - 0.0%
Kornit Digital Ltd (b)(c)	8,460	169,369
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (c)	17,205	272,699
TOTAL INDUSTRIALS		2,935,710

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Next Vision Stabilized Systems Ltd	10,965	450,877
IT Services - 0.0%
Wix.com Ltd (b)	10,877	1,479,598
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (Israel) (b)	5,350	523,599
Nova Ltd (Israel) (b)	5,717	1,534,675
Tower Semiconductor Ltd (b)	21,436	1,001,953
		3,060,227
Software - 0.2%
Cellebrite DI Ltd (b)	22,467	314,089
Check Point Software Technologies Ltd (b)	16,447	3,062,431
Nice Ltd (b)	12,316	1,932,917
Sapiens International Corp NV (Israel)	5,581	155,731
		5,465,168
TOTAL INFORMATION TECHNOLOGY		10,455,870

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	140,941	881,556
Israel Corp Ltd Class A1	910	283,655
		1,165,211
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	40,066	263,105
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	11,732	209,956
Alony Hetz Properties & Investments Ltd	33,076	346,103
Amot Investments Ltd	45,249	309,793
Azrieli Group Ltd	6,965	687,809
Big Shopping Centers Ltd (b)	3,053	584,288
Melisron Ltd	4,971	574,736
Mivne Real Estate Kd Ltd	113,034	427,196
		3,139,881
TOTAL REAL ESTATE		3,402,986

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	23,432	578,179
OPC Energy Ltd (b)	26,720	403,781
		981,960
TOTAL ISRAEL		44,217,169
ITALY - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	67,071	792,969
Telecom Italia SpA/Milano (b)	1,686,886	777,153
Telecom Italia SpA/Milano (b)	248,399	128,158
		1,698,280
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	23,752	10,443,858
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA	6,611	743,282
Moncler SpA	44,373	2,376,970
Prada Spa	99,600	542,109
		3,662,361
TOTAL CONSUMER DISCRETIONARY		14,106,219

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV (c)	107,981	746,761
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	403,846	6,892,582
Financials - 1.2%
Banks - 1.0%
Banca Monte dei Paschi di Siena SpA	215,869	1,839,247
Banca Popolare di Sondrio SPA	88,688	1,216,552
Banco BPM SpA	294,787	3,767,802
BPER Banca SPA	207,891	2,048,850
FinecoBank Banca Fineco SpA	119,025	2,542,763
Intesa Sanpaolo SpA	3,045,192	18,348,095
Mediobanca Banca di Credito Finanziario SpA	115,099	2,540,328
UniCredit SpA	302,893	22,285,003
		54,588,640
Capital Markets - 0.0%
Azimut Holding SpA	21,036	717,067
Financial Services - 0.0%
Banca Mediolanum SpA	48,828	863,699
Nexi SpA (d)(e)	152,621	872,597
		1,736,296
Insurance - 0.2%
Generali	207,753	7,757,510
Poste Italiane Spa (d)(e)	88,260	1,910,199
Unipol Assicurazioni SpA	87,714	1,763,248
		11,430,957
TOTAL FINANCIALS		68,472,960

Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	21,586	1,241,551
Industrials - 0.2%
Aerospace & Defense - 0.1%
Leonardo SpA	78,712	4,242,825
Electrical Equipment - 0.1%
Prysmian SpA	57,556	4,596,625
Machinery - 0.0%
Interpump Group SpA	15,689	643,837
Passenger Airlines - 0.0%
Ryanair Holdings PLC	103,260	3,036,123
TOTAL INDUSTRIALS		12,519,410

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	4,395	690,143
Utilities - 0.4%
Electric Utilities - 0.3%
Enel SpA	1,500,909	13,235,456
Terna - Rete Elettrica Nazionale	273,061	2,633,789
		15,869,245
Gas Utilities - 0.1%
Italgas SpA	117,947	975,185
Snam SpA	396,691	2,297,019
		3,272,204
Multi-Utilities - 0.0%
A2A SpA	304,674	741,631
Hera SpA	156,285	668,108
		1,409,739
TOTAL UTILITIES		20,551,188

TOTAL ITALY		126,919,094
JAPAN - 16.0%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	26,900	495,405
NTT Inc	5,808,800	5,866,084
		6,361,489
Entertainment - 0.5%
Capcom Co Ltd	65,400	1,664,805
Konami Group Corp	20,100	2,728,752
Nexon Co Ltd	77,800	1,423,588
Nintendo Co Ltd	227,300	18,997,495
Square Enix Holdings Co Ltd	17,400	1,176,347
Toho Co Ltd/Tokyo	22,800	1,438,526
		27,429,513
Interactive Media & Services - 0.0%
Kakaku.com Inc	23,400	397,718
LY Corp	487,700	1,782,624
		2,180,342
Media - 0.0%
CyberAgent Inc	81,100	812,244
Dentsu Group Inc	42,600	840,098
Hakuhodo DY Holdings Inc	54,600	429,671
Kadokawa Corp	26,500	643,619
		2,725,632
Wireless Telecommunication Services - 0.6%
KDDI Corp	554,000	9,092,035
SoftBank Corp	5,475,000	7,910,483
SoftBank Group Corp	203,000	15,500,869
		32,503,387
TOTAL COMMUNICATION SERVICES		71,200,363

Consumer Discretionary - 2.8%
Automobile Components - 0.3%
Aisin Corp	124,300	1,717,829
Bridgestone Corp	113,700	4,599,188
Denso Corp	413,100	5,604,704
JTEKT Corp	48,300	417,402
Koito Manufacturing Co Ltd	47,100	602,260
NHK Spring Co Ltd	37,300	419,985
Nifco Inc/Japan	17,600	429,440
Niterra Co Ltd	31,200	1,075,580
Stanley Electric Co Ltd (c)	26,500	499,777
Sumitomo Electric Industries Ltd	154,500	3,833,871
Sumitomo Rubber Industries Ltd	35,900	410,318
Toyo Tire Corp	24,100	510,463
Yokohama Rubber Co Ltd/The	27,200	777,700
		20,898,517
Automobiles - 1.0%
Honda Motor Co Ltd	944,700	9,780,389
Isuzu Motors Ltd	109,200	1,399,509
Mazda Motor Corp	117,500	704,589
Mitsubishi Motors Corp (c)	131,600	345,802
Nissan Motor Co Ltd (b)(c)	420,100	890,738
Subaru Corp	114,200	2,100,803
Suzuki Motor Corp	382,100	4,198,352
Toyota Motor Corp	2,395,600	42,611,997
Yamaha Motor Co Ltd (c)	200,000	1,446,565
		63,478,744
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	70,600	997,753
J Front Retailing Co Ltd	52,800	711,731
Pan Pacific International Holdings Corp	103,900	3,476,106
Rakuten Group Inc (b)	290,700	1,470,860
Ryohin Keikaku Co Ltd	54,700	2,560,933
Takashimaya Co Ltd	59,600	460,601
		9,677,984
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	22,600	1,138,281
McDonald's Holdings Co Japan Ltd (c)	16,400	654,906
Oriental Land Co Ltd/Japan	234,600	4,830,536
Skylark Holdings Co Ltd (c)	44,200	840,147
Zensho Holdings Co Ltd	17,800	936,698
		8,400,568
Household Durables - 0.7%
Casio Computer Co Ltd	39,500	312,933
Haseko Corp	41,300	614,413
Iida Group Holdings Co Ltd	33,600	471,268
Nikon Corp	60,800	590,471
Open House Group Co Ltd	12,700	561,600
Panasonic Holdings Corp	448,800	4,245,343
Rinnai Corp	22,100	545,471
Sekisui House Ltd	129,000	2,706,011
Sharp Corp/Japan (b)	55,200	260,962
Sony Group Corp	1,195,900	28,765,362
Sumitomo Forestry Co Ltd	120,600	1,211,505
		40,285,339
Leisure Products - 0.1%
Bandai Namco Holdings Inc	126,500	4,090,621
Sankyo Co Ltd	40,100	748,278
Sega Sammy Holdings Inc	30,100	615,312
Shimano Inc	15,600	1,706,577
Yamaha Corp	100,300	722,873
		7,883,661
Specialty Retail - 0.3%
Fast Retailing Co Ltd	40,200	12,262,195
Nitori Holdings Co Ltd	16,700	1,414,270
Sanrio Co Ltd	39,800	1,633,081
Shimamura Co Ltd	9,300	673,381
USS Co Ltd	84,800	921,682
Yamada Holdings Co Ltd	118,500	361,155
ZOZO Inc	76,600	758,292
		18,024,056
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	142,900	3,359,478
Goldwin Inc	8,300	427,373
		3,786,851
TOTAL CONSUMER DISCRETIONARY		172,435,720

Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	295,700	3,751,275
Coca-Cola Bottlers Japan Holdings Inc	29,000	443,420
Kirin Holdings Co Ltd	158,000	2,082,072
Sapporo Holdings Ltd	15,400	712,592
Suntory Beverage & Food Ltd	24,900	751,873
		7,741,232
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	180,400	5,762,492
Cosmos Pharmaceutical Corp	9,200	571,518
Kobe Bussan Co Ltd	29,300	780,239
MatsukiyoCocokara & Co	74,400	1,527,781
Seven & i Holdings Co Ltd	465,900	6,142,050
Sugi Holdings Co Ltd	21,900	530,005
Sundrug Co Ltd	12,900	382,344
Tsuruha Holdings Inc	7,200	529,953
Welcia Holdings Co Ltd	19,400	325,525
		16,551,907
Food Products - 0.2%
Ajinomoto Co Inc	181,800	4,809,781
Calbee Inc	20,900	383,571
Ezaki Glico Co Ltd	11,100	342,749
Kagome Co Ltd	15,300	292,367
Kewpie Corp	22,700	620,344
Kikkoman Corp	188,700	1,657,723
MEIJI Holdings Co Ltd	50,600	1,023,182
NH Foods Ltd	19,300	648,410
Nichirei Corp	50,200	604,160
Nisshin Seifun Group Inc	48,000	556,408
Nissin Foods Holdings Co Ltd	46,800	887,708
Toyo Suisan Kaisha Ltd	19,900	1,271,384
Yakult Honsha Co Ltd	59,300	953,991
Yamazaki Baking Co Ltd	30,700	655,824
		14,707,602
Household Products - 0.0%
Lion Corp	54,600	531,955
Unicharm Corp	250,600	1,733,437
		2,265,392
Personal Care Products - 0.1%
Kao Corp	90,700	4,081,181
Kobayashi Pharmaceutical Co Ltd	10,700	376,292
Kose Corp	7,000	268,638
Rohto Pharmaceutical Co Ltd	42,100	600,939
Shiseido Co Ltd	77,500	1,259,804
		6,586,854
Tobacco - 0.1%
Japan Tobacco Inc	214,100	6,114,617
TOTAL CONSUMER STAPLES		53,967,604

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	13,700	608,042
ENEOS Holdings Inc	528,200	2,772,329
Idemitsu Kosan Co Ltd	176,585	1,135,197
Inpex Corp	189,300	2,695,397
Iwatani Corp	41,000	431,254
		7,642,219
Financials - 2.4%
Banks - 1.5%
Aozora Bank Ltd	25,100	368,252
Chiba Bank Ltd/The	138,400	1,289,986
Concordia Financial Group Ltd	221,000	1,465,503
Fukuoka Financial Group Inc	37,100	1,011,608
Gunma Bank Ltd/The	69,900	654,539
Hachijuni Bank Ltd/The	90,700	815,997
Iyogin Holdings Inc	60,900	707,684
Japan Post Bank Co Ltd	336,500	3,755,776
Kyoto Financial Group Inc	58,300	1,054,690
Kyushu Financial Group Inc	83,000	423,868
Mebuki Financial Group Inc	189,200	1,025,854
Mitsubishi UFJ Financial Group Inc	2,346,500	32,341,267
Mizuho Financial Group Inc	488,840	14,338,489
Rakuten Bank Ltd (b)	17,300	805,865
Resona Holdings Inc	448,900	4,086,788
Shizuoka Financial Group Inc	95,200	1,126,044
Sumitomo Mitsui Financial Group Inc	755,300	19,053,660
Sumitomo Mitsui Trust Group Inc	138,800	3,638,609
Yamaguchi Financial Group Inc	42,000	475,389
		88,439,868
Capital Markets - 0.2%
Daiwa Securities Group Inc	269,000	1,872,740
Japan Exchange Group Inc	201,600	1,970,112
Nomura Holdings Inc	572,200	3,780,124
SBI Holdings Inc	53,200	1,976,266
		9,599,242
Consumer Finance - 0.0%
Credit Saison Co Ltd	31,900	841,635
Marui Group Co Ltd	35,300	718,919
		1,560,554
Financial Services - 0.1%
GMO Payment Gateway Inc	8,700	484,876
Mitsubishi HC Capital Inc	188,500	1,393,323
ORIX Corp	215,000	4,829,555
Tokyo Century Corp	36,900	422,310
Zenkoku Hosho Co Ltd	20,800	443,771
		7,573,835
Insurance - 0.6%
Dai-ichi Life Holdings Inc	719,900	5,695,980
Japan Post Holdings Co Ltd	347,200	3,215,305
Japan Post Insurance Co Ltd	36,800	942,250
Ms&Ad Insurance Group Holdings Inc	256,400	5,478,263
Sompo Holdings Inc	192,700	5,682,155
T&D Holdings Inc	106,000	2,588,386
Tokio Marine Holdings Inc	376,100	15,101,515
		38,703,854
TOTAL FINANCIALS		145,877,353

Health Care - 1.0%
Health Care Equipment & Supplies - 0.3%
Asahi Intecc Co Ltd	46,200	718,969
Hoya Corp	66,700	8,415,059
Nihon Kohden Corp	33,800	371,750
Olympus Corp	221,700	2,648,662
Sysmex Corp	93,100	1,512,489
Terumo Corp	287,900	4,881,997
		18,548,926
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	34,400	499,351
Medipal Holdings Corp	40,500	670,583
Suzuken Co Ltd/Aichi Japan	11,800	446,006
		1,615,940
Health Care Technology - 0.0%
M3 Inc	83,400	1,025,720
Pharmaceuticals - 0.7%
Astellas Pharma Inc	352,600	3,655,977
Chugai Pharmaceutical Co Ltd	124,100	5,948,975
Daiichi Sankyo Co Ltd	371,200	9,106,252
Eisai Co Ltd	57,000	1,598,587
Hisamitsu Pharmaceutical Co Inc	13,700	368,805
Kyowa Kirin Co Ltd	48,100	821,049
Nippon Shinyaku Co Ltd	12,000	258,373
Ono Pharmaceutical Co Ltd	90,600	1,013,159
Otsuka Holdings Co Ltd	102,100	4,860,951
Santen Pharmaceutical Co Ltd	65,700	725,914
Shionogi & Co Ltd	157,600	2,635,753
Takeda Pharmaceutical Co Ltd	309,484	8,501,461
Tsumura & CO	13,300	328,082
		39,823,338
TOTAL HEALTH CARE		61,013,924

Industrials - 4.2%
Air Freight & Logistics - 0.1%
NIPPON EXPRESS HOLDINGS INC	45,200	992,906
Sankyu Inc	10,800	635,768
SG Holdings Co Ltd	90,400	1,002,935
Yamato Holdings Co Ltd	62,300	900,808
		3,532,417
Building Products - 0.2%
Agc Inc	42,300	1,273,005
Daikin Industries Ltd	57,000	7,008,483
Lixil Corp	58,000	671,937
Sanwa Holdings Corp	44,300	1,208,585
TOTO Ltd	31,300	796,779
		10,958,789
Commercial Services & Supplies - 0.1%
ALSOK Co Ltd	72,800	507,096
Dai Nippon Printing Co Ltd	83,200	1,281,236
Kokuyo Co Ltd	71,600	421,850
Park24 Co Ltd	25,900	327,075
Secom Co Ltd	81,700	2,934,112
TOPPAN Holdings Inc	62,100	1,673,486
		7,144,855
Construction & Engineering - 0.2%
COMSYS Holdings Corp	22,300	511,225
EXEO Group Inc	37,400	491,252
JGC Holdings Corp	47,200	421,988
Kajima Corp	87,400	2,189,428
Kinden Corp	22,600	711,600
Obayashi Corp	140,400	2,067,426
Shimizu Corp	106,200	1,176,481
Taisei Corp	35,700	2,134,642
		9,704,042
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	28,900	1,436,857
Fujikura Ltd	53,500	3,631,710
Mabuchi Motor Co Ltd	21,700	313,746
Mitsubishi Electric Corp	410,900	9,242,064
NIDEC CORP	204,100	3,915,921
		18,540,298
Ground Transportation - 0.4%
Central Japan Railway Co	200,500	4,674,093
East Japan Railway Co	220,800	4,732,668
Hankyu Hanshin Holdings Inc	49,400	1,287,446
Keikyu Corp	54,200	557,058
Keio Corp	23,300	544,016
Keisei Electric Railway Co Ltd	100,400	842,290
Kintetsu Group Holdings Co Ltd	36,700	704,291
Kyushu Railway Co	30,000	725,482
Nagoya Railroad Co Ltd	37,800	412,221
Nankai Electric Railway Co Ltd	22,000	353,379
Odakyu Electric Railway Co Ltd	72,400	780,243
Seibu Holdings Inc	47,900	1,338,552
Seino Holdings Co Ltd	28,000	425,874
Tobu Railway Co Ltd	38,500	655,340
Tokyo Metro Co Ltd	57,100	615,272
Tokyu Corp	122,100	1,374,446
West Japan Railway Co	91,900	2,012,081
		22,034,752
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	4,500	1,209,865
Hitachi Ltd	890,700	27,256,002
Keihan Holdings Co Ltd	21,000	430,757
Sekisui Chemical Co Ltd	79,600	1,380,672
		30,277,296
Machinery - 1.0%
Amada Co Ltd	63,000	710,383
Daifuku Co Ltd	73,900	1,870,868
DMG Mori Co Ltd	26,000	600,788
Ebara Corp	80,200	1,464,519
FANUC Corp	182,100	5,069,111
Fujitec Co Ltd	14,300	529,323
Hitachi Construction Machinery Co Ltd	19,700	570,552
Hoshizaki Corp	21,900	749,917
IHI Corp	30,100	3,351,839
Japan Steel Works Ltd/The	14,500	894,325
Kawasaki Heavy Industries Ltd	32,700	2,388,181
Komatsu Ltd	184,900	5,957,090
Kubota Corp	201,800	2,263,036
Kurita Water Industries Ltd	20,900	805,638
Makita Corp	54,500	1,687,218
MINEBEA MITSUMI Inc	78,700	1,238,611
MISUMI Group Inc	55,600	800,642
Mitsubishi Heavy Industries Ltd	656,100	15,665,305
Miura Co Ltd	20,900	416,732
Nabtesco Corp	23,900	439,676
NGK Insulators Ltd	48,100	608,957
NSK Ltd	90,200	431,656
SMC Corp	11,800	4,106,088
Sumitomo Heavy Industries Ltd	23,600	522,658
THK Co Ltd	23,300	654,939
Toyota Industries Corp	36,700	3,924,428
Yaskawa Electric Corp (c)	51,600	1,079,254
		58,801,734
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	124,700	1,761,623
Mitsui OSK Lines Ltd	70,700	2,376,391
Nippon Yusen KK	89,800	3,149,268
		7,287,282
Passenger Airlines - 0.0%
ANA Holdings Inc	30,500	565,548
Japan Airlines Co Ltd	28,000	556,010
		1,121,558
Professional Services - 0.3%
BayCurrent Inc	26,000	1,492,921
Persol Holdings Co Ltd	345,000	659,450
Recruit Holdings Co Ltd	304,200	18,048,541
TechnoPro Holdings Inc	19,800	627,070
		20,827,982
Trading Companies & Distributors - 1.0%
ITOCHU Corp	280,400	14,707,714
Marubeni Corp	323,000	6,613,022
Mitsubishi Corp	782,100	15,425,666
Mitsui & Co Ltd	565,000	11,501,504
MonotaRO Co Ltd	47,900	852,952
Nagase & Co Ltd	22,700	447,364
Sojitz Corp	43,940	1,045,766
Sumitomo Corp	235,400	6,016,771
Toyota Tsusho Corp	138,400	3,171,898
		59,782,657
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	18,000	546,654
Kamigumi Co Ltd	17,500	491,811
Mitsubishi Logistics Corp	65,300	558,210
		1,596,675
TOTAL INDUSTRIALS		251,610,337

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co Ltd	35,100	371,860
Azbil Corp	92,400	863,423
Dexerials Corp	32,200	465,536
Hamamatsu Photonics KK	53,700	655,413
Hirose Electric Co Ltd	6,100	765,947
Horiba Ltd	7,900	580,992
Ibiden Co Ltd	27,500	1,163,006
Jeol Ltd	9,900	283,232
Keyence Corp	38,800	14,035,182
Kyocera Corp	273,600	3,229,677
Murata Manufacturing Co Ltd	355,700	5,294,269
Omron Corp	37,600	969,131
Shimadzu Corp	53,800	1,190,954
Taiyo Yuden Co Ltd	25,600	478,289
TDK Corp	378,500	4,611,243
Topcon Corp	21,000	457,220
Yokogawa Electric Corp	44,400	1,183,442
		36,598,816
IT Services - 0.4%
BIPROGY Inc	14,900	600,844
Fujitsu Ltd	334,400	7,284,542
NEC Corp	265,400	7,621,198
Nomura Research Institute Ltd	86,000	3,403,059
NTT Data Group Corp	49,100	1,280,428
Obic Co Ltd	64,000	2,278,565
Otsuka Corp (c)	43,600	826,097
SCSK Corp	28,600	889,887
TIS Inc	39,600	1,263,316
		25,447,936
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	149,000	9,908,372
Disco Corp	18,400	5,437,691
Lasertec Corp	15,800	1,591,830
Renesas Electronics Corp	316,700	3,852,042
Rohm Co Ltd (c)	65,900	829,278
SCREEN Holdings Co Ltd	19,900	1,552,397
Socionext Inc	35,300	665,222
SUMCO Corp	66,200	517,737
Tokyo Electron Ltd	91,700	14,578,360
Tokyo Seimitsu Co Ltd	7,600	472,794
Ulvac Inc	8,900	326,915
		39,732,638
Software - 0.0%
Oracle Corp Japan	6,500	702,938
Trend Micro Inc/Japan	24,400	1,487,875
		2,190,813
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	49,300	838,881
Canon Inc	186,800	5,305,614
FUJIFILM Holdings Corp	241,900	5,017,546
Konica Minolta Inc (b)	93,600	304,302
Ricoh Co Ltd	111,300	975,933
Seiko Epson Corp	60,100	762,567
		13,204,843
TOTAL INFORMATION TECHNOLOGY		117,175,046

Materials - 0.7%
Chemicals - 0.5%
ADEKA Corp	19,300	380,891
Air Water Inc (Osaka)	45,200	667,726
Asahi Kasei Corp	263,400	1,832,674
Daicel Corp	49,900	429,244
DIC Corp	16,300	321,739
Kaneka Corp	13,200	373,648
Kansai Paint Co Ltd	34,900	494,181
Kuraray Co Ltd	57,500	710,900
Mitsubishi Chemical Group Corp	279,900	1,524,552
Mitsubishi Gas Chemical Co Inc	37,200	642,635
Mitsui Chemicals Inc	36,700	819,261
Nippon Paint Holdings Co Ltd	207,700	1,760,786
Nippon Sanso Holdings Corp	41,300	1,461,754
Nissan Chemical Corp	26,600	867,127
Nitto Denko Corp	137,700	2,849,552
NOF Corp	46,100	917,617
Resonac Holdings Corp	36,100	868,138
Shin-Etsu Chemical Co Ltd	386,100	11,110,768
Sumitomo Chemical Co Ltd	324,600	811,854
Teijin Ltd	35,100	298,340
Tokyo Ohka Kogyo Co Ltd	23,100	632,700
Toray Industries Inc	317,600	2,172,339
Tosoh Corp	63,800	960,473
Zeon Corp	41,400	439,399
		33,348,298
Construction Materials - 0.0%
Taiheiyo Cement Corp	23,300	569,378
Containers & Packaging - 0.0%
Toyo Seikan Group Holdings Ltd	26,900	557,121
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	10,800	352,698
JFE Holdings Inc	124,800	1,444,319
JX Advanced Metals Corp	90,900	533,624
Kobe Steel Ltd	76,200	837,218
Maruichi Steel Tube Ltd	14,500	350,542
Mitsubishi Materials Corp	26,100	398,642
Nippon Steel Corp	209,100	4,026,852
Sumitomo Metal Mining Co Ltd	52,800	1,161,352
Yamato Kogyo Co Ltd	9,200	516,245
		9,621,492
Paper & Forest Products - 0.0%
Oji Holdings Corp	184,900	901,177
TOTAL MATERIALS		44,997,466

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	406	346,866
Daiwa House REIT Investment Corp	443	740,839
KDX Realty Investment Corp	785	843,611
Nomura Real Estate Master Fund Inc	832	876,252
Sekisui House Reit Inc	822	427,024
United Urban Investment Corp	583	640,121
		3,874,713
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	1,493	664,040
Japan Hotel REIT Investment Corp	987	542,430
		1,206,470
Industrial REITs - 0.0%
GLP J-REIT	935	819,346
Industrial & Infrastructure Fund Investment Corp	498	407,476
Japan Logistics Fund Inc	532	330,227
LaSalle Logiport REIT	355	337,885
Mitsui Fudosan Logistics Park Inc	620	415,641
		2,310,575
Office REITs - 0.1%
Japan Prime Realty Investment Corp	764	501,900
Japan Real Estate Investment Corp	1,383	1,121,759
Nippon Building Fund Inc	1,655	1,518,179
Orix JREIT Inc	538	703,291
		3,845,129
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	11,900	1,218,295
Daiwa House Industry Co Ltd	121,700	4,023,515
Hulic Co Ltd	127,700	1,217,965
Mitsubishi Estate Co Ltd	243,300	4,555,167
Mitsui Fudosan Co Ltd	541,000	4,835,621
Nomura Real Estate Holdings Inc	105,800	586,303
Sumitomo Realty & Development Co Ltd	92,600	3,382,601
Tokyo Tatemono Co Ltd	41,100	687,803
Tokyu Fudosan Holdings Corp	113,300	798,953
		21,306,223
Residential REITs - 0.0%
Advance Residence Investment Corp	560	577,560
Nippon Accommodations Fund Inc	478	374,490
		952,050
Retail REITs - 0.0%
Japan Metropolitan Fund Invest	1,399	1,017,525
TOTAL REAL ESTATE		34,512,685

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	147,700	1,806,481
Chugoku Electric Power Co Inc/The	62,300	339,211
Kansai Electric Power Co Inc/The	199,800	2,398,888
Kyushu Electric Power Co Inc	92,800	822,681
Tohoku Electric Power Co Inc	95,900	672,805
Tokyo Electric Power Co Holdings Inc (b)	146,400	554,350
		6,594,416
Gas Utilities - 0.1%
Osaka Gas Co Ltd	77,200	1,953,264
Toho Gas Co Ltd	17,200	480,296
Tokyo Gas Co Ltd	67,300	2,253,783
		4,687,343
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	32,200	557,241
TOTAL UTILITIES		11,839,000

TOTAL JAPAN		972,271,717
KOREA (SOUTH) - 3.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	40,418	422,875
Entertainment - 0.1%
HYBE Co Ltd	4,173	770,882
JYP Entertainment Corp	5,356	277,349
Krafton Inc (b)	5,892	1,378,864
NCSoft Corp	2,973	410,264
Netmarble Corp (d)(e)	4,338	184,134
Pearl Abyss Corp (b)	5,852	162,688
SM Entertainment Co Ltd	2,053	194,880
		3,379,061
Interactive Media & Services - 0.1%
Kakao Corp	59,350	2,446,764
NAVER Corp	28,680	4,797,336
		7,244,100
Media - 0.0%
Cheil Worldwide Inc	13,028	184,986
TOTAL COMMUNICATION SERVICES		11,231,022

Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	13,796	437,376
HL Mando Co Ltd	5,826	143,930
Hyundai Mobis Co Ltd	11,973	2,511,167
		3,092,473
Automobiles - 0.1%
Hyundai Motor Co	26,503	4,007,300
Kia Corp	48,842	3,552,062
		7,559,362
Broadline Retail - 0.2%
Coupang Inc Class A (b)	258,055	7,594,559
Shinsegae Inc	1,334	163,815
		7,758,374
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	40,735	1,222,138
Hanjin Kal Corp	5,476	425,783
Kangwon Land Inc	25,056	334,285
		1,982,206
Household Durables - 0.0%
Coway Co Ltd	10,092	782,343
LG Electronics Inc	20,688	1,138,099
		1,920,442
Specialty Retail - 0.0%
Hotel Shilla Co Ltd (b)	6,359	212,481
Textiles, Apparel & Luxury Goods - 0.0%
Misto Holdings Corp	7,963	203,758
Youngone Corp	4,214	182,053
		385,811
TOTAL CONSUMER DISCRETIONARY		22,911,149

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
E-MART Inc	3,718	236,948
Food Products - 0.0%
CJ CheilJedang Corp	1,603	286,889
NongShim Co Ltd	740	204,093
Orion Corp/Republic of Korea	4,171	331,007
Samyang Foods Co Ltd	823	845,260
		1,667,249
Personal Care Products - 0.0%
Amorepacific Corp	5,708	546,693
Cosmax Inc	1,577	282,251
LG H&H Co Ltd	1,896	427,163
		1,256,107
Tobacco - 0.1%
KT&G Corp	18,885	1,759,206
TOTAL CONSUMER STAPLES		4,919,510

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	8,964	911,647
S-Oil Corp	7,874	353,011
SK Innovation Co Ltd	12,691	975,946
		2,240,604
Financials - 0.5%
Banks - 0.4%
BNK Financial Group Inc	55,468	577,380
Hana Financial Group Inc	56,009	3,403,504
iM Financial Group Co Ltd	29,875	295,433
Industrial Bank of Korea	51,284	711,133
JB Financial Group Co Ltd	20,293	334,756
KakaoBank Corp	66,993	1,338,885
KB Financial Group Inc	72,033	5,688,073
Shinhan Financial Group Co Ltd	96,622	4,676,275
Woori Financial Group Inc	129,121	2,277,077
		19,302,516
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	2,467	378,107
Korea Investment Holdings Co Ltd	8,088	822,963
Mirae Asset Securities Co Ltd	49,478	671,224
NH Investment & Securities Co Ltd	26,371	379,975
Samsung Securities Co Ltd	12,455	627,558
		2,879,827
Consumer Finance - 0.0%
Samsung Card Co Ltd	4,879	173,604
Financial Services - 0.0%
Meritz Financial Group Inc	14,643	1,208,666
Insurance - 0.1%
DB Insurance Co Ltd	8,355	763,273
Hyundai Marine & Fire Insurance Co Ltd (b)	11,560	216,858
Samsung Fire & Marine Insurance Co Ltd	6,188	1,941,601
Samsung Life Insurance Co Ltd	20,663	1,853,787
		4,775,519
TOTAL FINANCIALS		28,340,132

Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (b)	8,200	2,629,098
Celltrion Inc	30,398	3,873,403
Hugel Inc (b)	1,077	258,383
PharmaResearch Co Ltd	1,234	488,189
SK Bioscience Co Ltd (b)	5,081	165,234
		7,414,307
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	23,564	807,691
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	6,703	242,076
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	5,004	475,929
Peptron Inc (b)	4,085	847,785
Samsung Biologics Co Ltd (b)(d)(e)	3,604	2,736,802
		4,060,516
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	3,552	135,733
Hanall Biopharma Co Ltd (b)	7,084	135,720
Hanmi Pharm Co Ltd	1,197	238,119
Sam Chun Dang Pharm Co Ltd	2,645	386,460
SK Biopharmaceuticals Co Ltd (b)	5,434	380,374
Yuhan Corp	11,924	997,950
		2,274,356
TOTAL HEALTH CARE		14,798,946

Industrials - 0.7%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	6,276	4,450,382
Hanwha Systems Co Ltd	14,361	607,349
Korea Aerospace Industries Ltd	13,949	938,882
LIG Nex1 Co Ltd	2,186	978,366
		6,974,979
Air Freight & Logistics - 0.0%
Cj Logistics Corp	1,843	116,838
Hyundai Glovis Co Ltd	8,673	910,582
		1,027,420
Commercial Services & Supplies - 0.0%
S-1 Corp	3,174	168,121
Construction & Engineering - 0.0%
DL E&C Co Ltd	5,258	176,467
GS Engineering & Construction Corp	13,229	182,359
Hyundai Engineering & Construction Co Ltd	14,184	682,269
KEPCO Engineering & Construction Co Inc	3,495	229,439
Samsung E&A Co Ltd	31,011	584,458
		1,854,992
Electrical Equipment - 0.3%
Doosan Enerbility Co Ltd (b)	87,265	4,063,372
Ecopro BM Co Ltd (b)	10,336	812,683
Ecopro Co Ltd	20,662	722,032
HD Hyundai Electric Co Ltd	4,427	1,565,816
Hyosung Heavy Industries Corp	902	781,508
L&F Co Ltd (b)	5,314	264,100
LG Energy Solution Ltd (b)	8,219	2,233,108
LS Corp	3,405	417,415
LS Electric Co Ltd	2,841	623,230
POSCO Future M Co Ltd (b)	7,441	752,362
Shinsung Delta Tech Co Ltd	3,103	148,322
Taihan Electric Wire Co Ltd (b)	21,038	234,675
		12,618,623
Industrial Conglomerates - 0.1%
CJ Corp	2,570	283,946
Doosan Co Ltd	1,407	597,563
GS Holdings Corp	8,618	303,080
Hanwha Corp	8,043	570,944
LG Corp	18,218	1,028,029
Samsung C&T Corp	13,786	1,653,090
SK Inc	6,953	1,002,963
SK Square Co Ltd (b)	17,038	1,824,004
		7,263,619
Machinery - 0.2%
Doosan Bobcat Inc	10,022	394,886
Hanwha Ocean Co Ltd (b)	21,486	1,716,710
HD Hyundai Heavy Industries Co Ltd	4,325	1,508,663
HD Hyundai Infracore Co Ltd	23,320	255,813
HD HYUNDAI MIPO	4,314	652,487
HD Korea Shipbuilding & Offshore Engineering Co Ltd	8,960	2,288,550
Hyundai Elevator Co Ltd	4,095	248,421
Hyundai Rotem Co Ltd	14,025	2,015,092
Rainbow Robotics (b)	1,491	292,132
Samsung Heavy Industries Co Ltd (b)	140,713	1,908,965
		11,281,719
Marine Transportation - 0.0%
HMM Co Ltd	65,193	1,089,406
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	36,137	608,090
Trading Companies & Distributors - 0.0%
Posco International Corp	8,798	305,734
TOTAL INDUSTRIALS		43,192,703

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.1%
Daejoo Electronic Materials Co Ltd	1,909	99,935
Hanwha Vision Co Ltd	6,142	268,303
IsuPetasys Co Ltd	10,168	465,861
LG Display Co Ltd (b)	74,963	576,878
LG Innotek Co Ltd	2,713	300,862
Samsung Electro-Mechanics Co Ltd	10,891	1,150,099
Samsung SDI Co Ltd	11,375	1,622,338
		4,484,276
IT Services - 0.0%
Posco DX Co Ltd	10,276	174,651
Samsung SDS Co Ltd	7,408	843,556
		1,018,207
Semiconductors & Semiconductor Equipment - 0.4%
DB HiTek Co Ltd	6,031	195,507
Eo Technics Co Ltd	1,677	257,669
Hanmi Semiconductor Co Ltd	8,362	539,066
HPSP Co Ltd	7,990	151,455
LEENO Industrial Inc	8,336	281,391
SK Hynix Inc	104,805	20,189,284
		21,614,372
Software - 0.0%
Douzone Bizon Co Ltd	3,248	165,002
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd	930,380	47,127,349
TOTAL INFORMATION TECHNOLOGY		74,409,206

Materials - 0.1%
Chemicals - 0.0%
Dongjin Semichem Co Ltd	5,962	133,552
Enchem Co Ltd (b)	2,827	133,870
Hansol Chemical Co Ltd	1,783	229,922
Hanwha Solutions Corp	20,227	440,117
KCC Corp	747	196,952
Kumho Petrochemical Co Ltd	3,052	265,535
LG Chem Ltd	8,479	1,811,935
Lotte Chemical Corp	3,305	156,400
OCI Holdings Co Ltd	2,385	158,934
SKC Co Ltd (b)	3,559	254,544
		3,781,761
Metals & Mining - 0.1%
Hyundai Steel Co	15,476	391,495
Korea Zinc Co Ltd	2,097	1,194,859
POSCO Holdings Inc	14,189	3,101,308
		4,687,662
TOTAL MATERIALS		8,469,423

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp	50,064	1,374,446
TOTAL KOREA (SOUTH)		211,887,141
KUWAIT - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	474,178	823,984
Financials - 0.3%
Banks - 0.3%
Al Ahli Bank of Kuwait KSCP	268,831	264,309
Boubyan Bank KSCP	276,207	636,047
Gulf Bank KSCP	471,941	522,580
Kuwait Finance House KSCP	2,376,301	6,263,842
National Bank of Kuwait SAKP	1,703,107	5,835,568
		13,522,346
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	858,031	275,650
Agility Public Warehousing Co KSC	280,938	131,224
		406,874
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	447,926	361,384
TOTAL INDUSTRIALS		768,258

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	136,800	395,900
TOTAL KUWAIT		15,510,488
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	68,884	475,200
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	23,731	1,823,148
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	8,419	248,648
ArcelorMittal SA	87,973	2,762,865
		3,011,513
TOTAL LUXEMBOURG		5,309,861
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Galaxy Entertainment Group Ltd	401,000	1,955,542
Sands China Ltd	452,400	1,095,156

TOTAL MACAU		3,050,698
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	395,730	624,767
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	578,428	365,290
CELCOMDIGI BHD	674,200	606,317
Maxis Bhd	436,900	351,530
		1,323,137
TOTAL COMMUNICATION SERVICES		1,947,904

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	413,000	302,190
Genting Malaysia Bhd	569,000	260,290
		562,480
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	907,300	349,773
TOTAL CONSUMER DISCRETIONARY		912,253

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	600,900	530,632
Kuala Lumpur Kepong Bhd	113,416	519,892
Nestle Malaysia Bhd	12,200	251,613
PPB Group Bhd	138,900	306,639
QL Resources Bhd	325,050	323,506
SD Guthrie Bhd	740,667	827,381
United Plantations BHD	56,700	287,677
		3,047,340
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	798,800	326,758
Yinson Holdings BHD	436,400	238,950
		565,708
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	68,900	348,011
TOTAL ENERGY		913,719

Financials - 0.2%
Banks - 0.2%
AMMB Holdings Bhd	523,600	618,678
CIMB Group Holdings Bhd	1,492,296	2,281,150
Hong Leong Bank Bhd	152,400	677,508
Malayan Banking Bhd	1,488,895	3,274,706
Public Bank Bhd	2,965,200	2,920,332
RHB Bank Bhd	370,406	531,789
		10,304,163
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	607,300	946,539
Kpj Healthcare Bhd	485,500	294,253
		1,240,792
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	1,114,853	1,345,624
IJM Corp Bhd	521,200	347,132
		1,692,756
Industrial Conglomerates - 0.0%
Sime Darby Bhd	630,100	240,198
Sunway Bhd	483,900	534,765
		774,963
Marine Transportation - 0.0%
MISC Bhd	268,800	469,440
Transportation Infrastructure - 0.0%
Westports Holdings Bhd	219,500	287,678
TOTAL INDUSTRIALS		3,224,837

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	561,700	275,299
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	571,400	517,112
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	767,600	958,660
TOTAL MATERIALS		1,475,772

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	550,700	1,677,404
Gas Utilities - 0.0%
Petronas Gas Bhd	192,900	812,486
Multi-Utilities - 0.0%
YTL Corp Bhd	966,800	559,666
YTL Corp Bhd warrants 6/2/2028 (b)	184,400	50,884
YTL Power International Bhd	501,200	477,660
YTL Power International Bhd warrants 6/2/2028 (b)	92,640	40,541
		1,128,751
TOTAL UTILITIES		3,618,641

TOTAL MALAYSIA		26,960,720
MEXICO - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	3,666,500	3,309,859
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	96,200	1,002,642
Coca-Cola Femsa SAB de CV unit	102,730	851,790
Fomento Economico Mexicano SAB de CV unit	335,400	3,027,935
		4,882,367
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	949,400	2,798,629
Food Products - 0.0%
Alfa SAB de CV Series A	704,089	515,797
Gruma SAB de CV Series B	33,545	579,751
Grupo Bimbo SAB de CV (c)	279,000	809,566
		1,905,114
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	274,600	511,791
TOTAL CONSUMER STAPLES		10,097,901

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (d)(e)	161,400	362,840
Grupo Financiero Banorte SAB de CV	471,200	4,199,213
Grupo Financiero Inbursa SAB de CV Series O	340,400	877,840
		5,439,893
Insurance - 0.0%
Qualitas Controladora SAB de CV	38,600	349,599
TOTAL FINANCIALS		5,789,492

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	103,200	735,939
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	52,600	697,699
Grupo Aeroportuario del Pacifico SAB de CV Series B	79,750	1,832,116
Grupo Aeroportuario del Sureste SAB de CV Series B	33,785	1,024,098
Promotora y Operadora de Infraestructura SAB de CV	35,580	419,359
		3,973,272
TOTAL INDUSTRIALS		4,709,211

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	2,952,900	2,578,016
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	606,700	3,797,784
Industrias Penoles SAB de CV (b)	35,890	946,001
		4,743,785
TOTAL MATERIALS		7,321,801

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	538,900	767,572
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	193,200	726,203
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	174,700	491,549
TOTAL REAL ESTATE		1,985,324

TOTAL MEXICO		33,213,588
NETHERLANDS - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	643,499	2,874,834
Entertainment - 0.1%
Universal Music Group NV	153,308	4,410,199
TOTAL COMMUNICATION SERVICES		7,285,033

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	21,829	1,479,728
Heineken NV	53,745	4,235,712
		5,715,440
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	177,360	7,003,152
TOTAL CONSUMER STAPLES		12,718,592

Financials - 0.6%
Banks - 0.3%
ING Groep NV	612,133	14,266,033
Capital Markets - 0.0%
Euronext NV (d)(e)	18,657	3,014,858
Financial Services - 0.2%
Adyen NV (b)(d)(e)	6,124	10,503,591
EXOR NV	17,190	1,662,560
		12,166,151
Insurance - 0.1%
ASR Nederland NV	28,749	1,914,696
NN Group NV	52,305	3,531,288
		5,445,984
TOTAL FINANCIALS		34,893,026

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	11,874	7,974,933
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	155,542	4,062,034
TOTAL HEALTH CARE		12,036,967

Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	46,405	7,239,275
Trading Companies & Distributors - 0.0%
IMCD NV	11,526	1,266,942
TOTAL INDUSTRIALS		8,506,217

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASM International NV	9,030	4,405,403
ASML Holding NV	76,589	53,587,004
BE Semiconductor Industries NV	15,027	2,042,424
		60,034,831
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	33,298	2,091,162
TOTAL NETHERLANDS		137,565,828
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	367,863	525,997
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (c)	141,501	732,518
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	189,582	1,294,487
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	114,464	2,480,129
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	199,887	356,582
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	331,329	1,469,924
TOTAL INDUSTRIALS		1,826,506

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	32,066	3,692,741
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	156,139	836,806
Mercury NZ Ltd	129,121	470,490
		1,307,296
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	249,285	838,067
TOTAL UTILITIES		2,145,363

TOTAL NEW ZEALAND		12,697,741
NORWAY - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telenor ASA	122,967	1,887,555
Media - 0.0%
Vend Marketplaces ASA A Shares	13,842	550,000
Vend Marketplaces ASA B Shares	19,518	735,510
		1,285,510
TOTAL COMMUNICATION SERVICES		3,173,065

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	32,587	306,684
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	55,691	254,142
Mowi ASA	86,720	1,623,059
Orkla ASA	146,781	1,547,499
Salmar ASA	14,654	595,305
		4,020,005
Energy - 0.1%
Energy Equipment & Services - 0.0%
TGS ASA	37,800	279,697
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	59,730	1,446,064
BLUENORD ASA	4,857	233,015
Equinor ASA	152,305	3,912,347
Frontline PLC (Norway)	27,005	500,465
Var Energi ASA	174,990	603,571
		6,695,462
TOTAL ENERGY		6,975,159

Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	168,513	4,275,293
SpareBank 1 SMN	25,152	468,655
SpareBank 1 Sor-Norge ASA	35,124	616,276
		5,360,224
Insurance - 0.0%
Gjensidige Forsikring ASA	36,613	965,373
Protector Forsikring ASA	11,309	553,489
Storebrand ASA A Shares	86,616	1,234,056
		2,752,918
TOTAL FINANCIALS		8,113,142

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	85,556	2,563,279
Industrial Conglomerates - 0.0%
Aker ASA A Shares	4,822	332,545
Machinery - 0.0%
AutoStore Holdings Ltd (b)(d)(e)	196,216	138,830
TOMRA Systems ASA (c)	45,704	638,787
		777,617
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway) (c)	21,607	178,897
TOTAL INDUSTRIALS		3,852,338

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	33,205	456,706
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	258,443	1,531,789
TOTAL NORWAY		28,428,888
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	13,217	3,132,429
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	46,695	794,282
TOTAL PERU		3,926,711
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	16,745	378,827
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	123,820	460,716
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	413,406	838,831
BDO Unibank Inc	413,997	1,012,363
Metropolitan Bank & Trust Co	336,694	428,287
		2,279,481
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	47,040	476,063
SM Investments Corp	96,370	1,349,282
		1,825,345
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	157,620	1,212,360
TOTAL INDUSTRIALS		3,037,705

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	1,105,400	473,103
SM Prime Holdings Inc	2,257,500	897,702
		1,370,805
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	56,110	517,289
TOTAL PHILIPPINES		8,044,823
POLAND - 0.4%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	13,422	899,683
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(d)(e)	130,203	1,286,031
Specialty Retail - 0.0%
CCC SA (b)	10,016	518,098
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	248	1,104,487
TOTAL CONSUMER DISCRETIONARY		2,908,616

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	93,660	1,239,869
Zabka Group SA (b)(c)	92,006	509,433
		1,749,302
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	113,294	2,529,166
Financials - 0.3%
Banks - 0.2%
Alior Bank SA	17,538	473,836
Bank Millennium SA (b)	116,618	455,262
Bank Polska Kasa Opieki SA	34,320	1,874,639
mBank SA (b)	2,589	613,891
Powszechna Kasa Oszczednosci Bank Polski SA	168,104	3,695,323
Santander Bank Polska SA	7,492	1,098,346
		8,211,297
Consumer Finance - 0.0%
KRUK SA (c)	3,384	372,031
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	111,522	1,875,390
TOTAL FINANCIALS		10,458,718

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	43,035	619,788
Construction & Engineering - 0.0%
Budimex SA	2,510	376,813
TOTAL INDUSTRIALS		996,601

Information Technology - 0.0%
Software - 0.0%
Asseco Poland SA	9,775	528,978
Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	1,894	441,716
KGHM Polska Miedz SA (b)	26,198	893,412
		1,335,128
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	167,399	540,941
TOTAL POLAND		21,947,133
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	53,593	1,308,830
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	82,623	1,577,707
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	1,764,296	1,452,880
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	585,285	2,528,773
Multi-Utilities - 0.0%
Redes Energeticas Naci Sgps SA	75,240	255,445
TOTAL UTILITIES		2,784,218

TOTAL PORTUGAL		7,123,635
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	154,601	571,527
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	112,961	471,575
Qatar Gas Transport Co Ltd	516,843	682,784
		1,154,359
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	1,156,342	755,862
Commercial Bank of Qatar	608,843	818,702
Qatar International Islamic Bank QSC	217,811	665,816
Qatar Islamic Bank QPSC	328,660	2,214,236
Qatar National Bank QPSC	864,181	4,450,260
		8,904,876
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	308,877	1,127,431
Marine Transportation - 0.0%
Qatar Navigation QSC	185,318	551,729
TOTAL INDUSTRIALS		1,679,160

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	974,031	362,486
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	407,857	314,658
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	98,327	434,788
TOTAL QATAR		13,421,854
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	117,528	898,287
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	12,713	0
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	8,984	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	1,373,390	0
LUKOIL PJSC (b)(f)	41,065	0
Novatek PJSC (b)(f)	110,726	0
Surgutneftegas PAO (b)(f)	1,002,400	0
Tatneft PJSC (b)(f)	175,192	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	1,236,820	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	280,800	0
GMK Norilskiy Nickel PAO (b)(f)	681,400	0
Polyus PJSC (b)(f)	36,530	0
Severstal PAO (b)(f)	21,400	0
		0
TOTAL RUSSIA		0
SAUDI ARABIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	370,437	4,151,628
Media - 0.0%
Saudi Research & Media Group (b)	7,452	365,736
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	74,172	1,210,133
Mobile Telecommunications Co Saudi Arabia	86,511	239,853
		1,449,986
TOTAL COMMUNICATION SERVICES		5,967,350

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	5,143	194,828
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	9,306	296,216
Jarir Marketing Co	110,416	378,248
		674,464
TOTAL CONSUMER DISCRETIONARY		869,292

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	76,358	148,600
Nahdi Medical Co	10,392	342,974
		491,574
Food Products - 0.0%
Almarai Co JSC	78,514	1,002,591
Saudia Dairy & Foodstuff Co	2,639	185,028
Savola Group/The (b)	29,386	194,361
		1,381,980
TOTAL CONSUMER STAPLES		1,873,554

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	69,582	233,727
Financials - 0.4%
Banks - 0.4%
Al Rajhi Bank	381,627	9,639,615
Alinma Bank	240,773	1,657,316
Bank Al-Jazira	120,827	404,893
Bank AlBilad	140,075	972,396
Banque Saudi Fransi	233,731	1,069,239
Riyad Bank	283,483	2,131,167
Saudi Awwal Bank	69,308	598,646
Saudi Investment Bank/The	117,699	451,518
Saudi National Bank/The	572,879	5,727,110
		22,651,900
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	9,602	419,036
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	9,457	299,510
Bupa Arabia for Cooperative Insurance Co	5,007	225,049
Co for Cooperative Insurance/The	14,610	523,079
		1,047,638
TOTAL FINANCIALS		24,118,574

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	13,560	131,005
Dallah Healthcare Co	6,690	242,553
Dr Sulaiman Al Habib Medical Services Group Co	19,895	1,390,651
Mouwasat Medical Services Co	17,771	360,053
		2,124,262
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	4,260	195,903
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	8,092	244,846
Electrical Equipment - 0.0%
Riyadh Cables Group Co	8,669	303,210
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	7,242	270,482
Transportation Infrastructure - 0.0%
Saudi Ground Services Co	18,904	245,428
TOTAL INDUSTRIALS		1,259,869

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	4,663	296,728
Elm Co	5,114	1,240,634
		1,537,362
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	25,952	214,474
SABIC Agri-Nutrients Co	45,632	1,450,064
Sahara International Petrochemical Co	71,323	340,349
Saudi Aramco Base Oil Co	10,373	288,700
Saudi Basic Industries Corp	173,862	2,533,006
Saudi Industrial Investment Group	64,230	307,871
Saudi Kayan Petrochemical Co (b)	126,428	154,027
Yanbu National Petrochemical Co	57,121	464,448
		5,752,939
Construction Materials - 0.0%
Saudi Cement Co	12,848	130,976
Yamama Cement Co	17,168	150,485
		281,461
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	244,662	3,391,652
TOTAL MATERIALS		9,426,052

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Arabian Centres Co (d)(e)	46,699	258,450
Dar Al Arkan Real Estate Development Co (b)	104,128	530,203
Emaar Economic City (b)	44,484	149,067
Retal Urban Development Co	38,281	151,446
		1,089,166
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	152,177	599,199
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (b)	44,642	2,618,229
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	12,706	135,897
TOTAL UTILITIES		3,353,325

TOTAL SAUDI ARABIA		51,852,533
SINGAPORE - 1.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	1,447,200	4,312,869
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	70,166	10,991,504
TOTAL COMMUNICATION SERVICES		15,304,373

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	1,121,300	632,508
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	54,638	301,973
Financials - 0.7%
Banks - 0.6%
DBS Group Holdings Ltd	392,232	14,396,675
Oversea-Chinese Banking Corp Ltd	746,722	9,676,895
United Overseas Bank Ltd	298,000	8,279,256
		32,352,826
Capital Markets - 0.1%
Singapore Exchange Ltd	158,700	1,945,916
TOTAL FINANCIALS		34,298,742

Industrials - 0.1%
Aerospace & Defense - 0.0%
Singapore Technologies Engineering Ltd	291,500	1,961,004
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	417,700	491,060
Grab Holdings Ltd Class A (b)	485,241	2,372,828
		2,863,888
Industrial Conglomerates - 0.0%
Keppel Ltd	271,600	1,764,543
Machinery - 0.0%
Seatrium Ltd	427,498	742,975
Passenger Airlines - 0.0%
Singapore Airlines Ltd (c)	266,850	1,393,802
Transportation Infrastructure - 0.0%
SATS Ltd	170,023	414,864
TOTAL INDUSTRIALS		9,141,076

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	49,800	493,978
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	127,745	3,272,819
TOTAL INFORMATION TECHNOLOGY		3,766,797

Real Estate - 0.1%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	1,099,768	1,856,917
Mapletree Pan Asia Commercial Trust	444,118	440,079
Suntec Real Estate Investment Trust	424,900	378,184
		2,675,180
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	681,997	1,460,243
Frasers Logistics & Commercial Trust (d)	572,000	386,307
Mapletree Industrial Trust	413,357	644,382
Mapletree Logistics Trust	669,210	595,105
		3,086,037
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	440,673	938,547
UOL Group Ltd	92,700	490,030
		1,428,577
Specialized REITs - 0.0%
Keppel DC REIT	358,400	652,224
TOTAL REAL ESTATE		7,842,018

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	172,900	1,028,079
TOTAL SINGAPORE		72,315,566
SOUTH AFRICA - 1.0%
Communication Services - 0.1%
Media - 0.0%
MultiChoice Group (b)	51,055	337,307
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	366,887	3,088,568
Vodacom Group Ltd	116,464	889,196
		3,977,764
TOTAL COMMUNICATION SERVICES		4,315,071

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	31,252	9,685,345
Woolworths Holdings Ltd/South Africa	177,355	486,804
		10,172,149
Specialty Retail - 0.0%
Foschini Group Ltd	65,021	439,071
Mr Price Group Ltd	49,825	577,947
Pepkor Holdings Ltd (d)(e)	392,371	589,970
		1,606,988
TOTAL CONSUMER DISCRETIONARY		11,779,137

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	65,099	1,636,744
Clicks Group Ltd	46,336	971,450
Shoprite Holdings Ltd	93,186	1,358,228
		3,966,422
Food Products - 0.0%
Tiger Brands Ltd	30,061	500,845
TOTAL CONSUMER STAPLES		4,467,267

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	46,858	409,718
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	160,892	1,593,795
Capitec Bank Holdings Ltd	17,605	3,413,551
Nedbank Group Ltd	88,556	1,208,391
Standard Bank Group Ltd	258,202	3,322,590
		9,538,327
Financial Services - 0.1%
FirstRand Ltd	983,005	4,179,981
Remgro Ltd	98,628	900,937
		5,080,918
Insurance - 0.0%
Discovery Ltd	113,102	1,340,740
Old Mutual Ltd	925,373	648,707
OUTsurance Group Ltd	165,406	701,440
Sanlam Ltd	324,270	1,560,092
		4,250,979
TOTAL FINANCIALS		18,870,224

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	75,960	489,129
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	66,641	870,426
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (b)	110,601	568,942
Metals & Mining - 0.3%
Anglo American PLC	229,206	6,449,425
Gold Fields Ltd	174,065	4,244,911
Harmony Gold Mining Co Ltd	108,674	1,455,082
Impala Platinum Holdings Ltd (b)	176,042	1,663,847
Northam Platinum Holdings Ltd	68,726	791,455
Sibanye Stillwater Ltd (b)	551,173	1,159,273
Valterra Platinum Ltd	41,315	1,855,453
		17,619,446
TOTAL MATERIALS		18,188,388

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	657,204	514,832
TOTAL SOUTH AFRICA		59,904,192
SPAIN - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	114,059	4,035,088
Telefonica SA	937,293	4,837,181
		8,872,269
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	87,584	7,038,540
Specialty Retail - 0.2%
Industria de Diseno Textil SA	218,087	10,417,378
TOTAL CONSUMER DISCRETIONARY		17,455,918

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	225,577	3,420,146
Financials - 1.0%
Banks - 1.0%
Banco Bilbao Vizcaya Argentaria SA	1,120,651	18,690,518
Banco de Sabadell SA	1,059,037	3,916,985
Banco Santander SA	2,946,347	25,311,454
Bankinter SA	124,389	1,774,409
CaixaBank SA	753,513	7,089,285
		56,782,651
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA	36,489	2,515,131
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	142,847	3,846,386
TOTAL INDUSTRIALS		6,361,517

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	76,099	1,057,762
Utilities - 0.4%
Electric Utilities - 0.4%
Endesa SA	61,744	1,786,218
Iberdrola SA	1,138,927	20,018,169
Redeia Corp SA	79,067	1,529,419
		23,333,806
Gas Utilities - 0.0%
Enagas SA	46,139	690,555
Naturgy Energy Group SA	29,726	932,213
		1,622,768
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	59,563	700,125
TOTAL UTILITIES		25,656,699

TOTAL SPAIN		119,606,962
SWEDEN - 2.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	451,204	1,595,237
Interactive Media & Services - 0.0%
Hemnet Group AB	15,930	460,199
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	109,675	1,695,107
TOTAL COMMUNICATION SERVICES		3,750,543

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	36,679	3,268,765
Household Durables - 0.0%
Electrolux AB B Shares (b)	42,081	257,148
Leisure Products - 0.0%
Thule Group AB (d)(e)	20,521	582,346
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (c)	110,249	1,485,236
TOTAL CONSUMER DISCRETIONARY		5,593,495

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	20,990	626,318
Food Products - 0.0%
AAK AB	35,672	920,474
Household Products - 0.1%
Essity AB B Shares	115,910	2,859,490
TOTAL CONSUMER STAPLES		4,406,282

Financials - 0.6%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	320,718	5,615,452
Svenska Handelsbanken AB A Shares	302,562	3,686,530
Swedbank AB A1 Shares	178,211	4,753,264
		14,055,246
Capital Markets - 0.1%
Avanza Bank Holding AB	23,058	852,199
EQT AB	70,045	2,351,946
Nordnet AB	30,207	817,719
		4,021,864
Financial Services - 0.3%
Industrivarden AB A Shares	27,211	1,009,580
Industrivarden AB C Shares	31,131	1,153,112
Investor AB A Shares	108,577	3,158,846
Investor AB B Shares	354,521	10,303,264
L E Lundbergforetagen AB B Shares	14,331	700,648
		16,325,450
TOTAL FINANCIALS		34,402,560

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	44,981	1,238,796
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	66,718	329,322
Getinge AB B Shares	42,303	834,457
		1,163,779
Health Care Technology - 0.0%
Sectra AB B Shares	26,143	969,421
TOTAL HEALTH CARE		3,371,996

Industrials - 0.9%
Aerospace & Defense - 0.1%
Saab AB B Shares	63,338	3,445,208
Building Products - 0.1%
Assa Abloy AB B Shares	192,919	6,383,738
Nibe Industrier AB B Shares	299,185	1,378,985
		7,762,723
Commercial Services & Supplies - 0.0%
Bravida Holding AB (d)(e)	39,120	367,253
Loomis AB	13,819	547,156
Securitas AB B Shares	97,756	1,452,971
		2,367,380
Construction & Engineering - 0.0%
Skanska AB B Shares	69,333	1,615,533
Sweco AB B Shares	40,458	637,707
		2,253,240
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	26,484	677,706
Lifco AB B Shares	41,190	1,471,004
		2,148,710
Machinery - 0.7%
Alfa Laval AB	56,250	2,450,711
Atlas Copco AB A Shares	496,164	7,555,778
Atlas Copco AB B Shares	303,595	4,113,888
Epiroc AB A Shares	121,780	2,482,437
Epiroc AB B Shares	75,793	1,361,127
Indutrade AB	51,807	1,261,669
Sandvik AB	209,787	5,126,138
SKF AB B Shares	73,184	1,709,751
Trelleborg AB B Shares	34,491	1,255,019
Volvo AB A Shares	36,600	1,050,601
Volvo AB B Shares	309,404	8,886,022
		37,253,141
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	50,663	1,707,873
Beijer Ref AB B Shares	76,128	1,278,488
		2,986,361
TOTAL INDUSTRIALS		58,216,763

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	600,498	4,361,769
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	398,983	4,384,057
Lagercrantz Group AB B Shares	38,447	894,678
Mycronic AB	29,584	644,008
		5,922,743
TOTAL INFORMATION TECHNOLOGY		10,284,512

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	52,449	452,468
Containers & Packaging - 0.0%
Billerud Aktiebolag	43,150	366,957
Metals & Mining - 0.1%
Boliden AB (b)	55,353	1,701,429
SSAB AB B Shares	119,117	675,332
		2,376,761
Paper & Forest Products - 0.0%
Holmen AB B Shares (c)	17,637	655,808
Svenska Cellulosa AB SCA B Shares	116,335	1,459,944
		2,115,752
TOTAL MATERIALS		5,311,938

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB	82,742	944,126
Fabege AB	47,287	396,343
Fastighets AB Balder B Shares (b)	139,843	947,120
Sagax AB B Shares	43,077	913,531
Wallenstam AB B Shares	86,039	390,764
Wihlborgs Fastigheter AB	51,104	502,726
		4,094,610
TOTAL SWEDEN		129,432,699
SWITZERLAND - 2.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	4,931	3,433,032
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	104,521	17,065,805
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	20	2,930,132
Chocoladefabriken Lindt & Spruengli AG	196	2,890,834
		5,820,966
Financials - 1.0%
Capital Markets - 0.6%
Julius Baer Group Ltd	40,076	2,711,715
Partners Group Holding AG	4,258	5,774,315
UBS Group AG	604,288	22,646,387
		31,132,417
Insurance - 0.4%
Baloise Holding AG	8,919	2,144,512
Swiss Life Holding AG	5,582	5,812,565
Zurich Insurance Group AG	28,429	19,391,611
		27,348,688
TOTAL FINANCIALS		58,481,105

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	9,627	2,634,757
Straumann Holding AG	22,958	2,797,201
		5,431,958
Life Sciences Tools & Services - 0.2%
Lonza Group AG	14,038	9,784,051
Pharmaceuticals - 0.1%
Galderma Group AG	22,673	3,559,012
Sandoz Group AG	85,619	4,925,794
		8,484,806
TOTAL HEALTH CARE		23,700,815

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	6,272	4,818,379
Electrical Equipment - 0.4%
ABB Ltd	311,194	20,320,383
Machinery - 0.1%
Schindler Holding AG	7,918	2,877,678
VAT Group AG (d)(e)	5,260	1,861,803
		4,739,481
Marine Transportation - 0.0%
Kuehne + Nagel International AG	10,346	2,117,602
Professional Services - 0.0%
SGS SA	29,957	3,053,788
TOTAL INDUSTRIALS		35,049,633

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	30,258	2,836,373
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	40,324	3,874,312
Givaudan SA	1,544	6,483,945
Sika AG	31,211	7,365,162
		17,723,419
TOTAL SWITZERLAND		164,111,148
TAIWAN - 6.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	739,000	3,186,221
Entertainment - 0.0%
International Games System Co Ltd	49,000	1,278,346
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	346,000	941,551
Taiwan Mobile Co Ltd	340,000	1,195,898
		2,137,449
TOTAL COMMUNICATION SERVICES		6,602,016

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	390,000	520,520
Tong Yang Industry Co Ltd	94,000	327,567
		848,087
Automobiles - 0.0%
Yulon Motor Co Ltd	134,368	146,236
Broadline Retail - 0.0%
momo.com Inc	16,208	152,316
Poya International Co Ltd	12,530	193,469
		345,785
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	36,000	512,730
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	55,341	211,487
Merida Industry Co Ltd	38,000	146,479
		357,966
Specialty Retail - 0.0%
Hotai Motor Co Ltd	69,960	1,284,054
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	40,000	533,847
Feng TAY Enterprise Co Ltd	120,417	475,131
Makalot Industrial Co Ltd	44,108	387,048
Pou Chen Corp	468,000	439,119
Ruentex Industries Ltd	165,790	287,621
		2,122,766
TOTAL CONSUMER DISCRETIONARY		5,617,624

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	109,000	931,966
Food Products - 0.1%
Great Wall Enterprise Co Ltd	151,977	309,198
Lien Hwa Industrial Holdings Corp	242,034	365,118
Uni-President Enterprises Corp	928,000	2,443,710
		3,118,026
TOTAL CONSUMER STAPLES		4,049,992

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	337,000	491,318
Financials - 0.7%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	1,568,022	966,332
CTBC Financial Holding Co Ltd	3,821,000	5,238,578
E.Sun Financial Holding Co Ltd	3,101,114	3,309,140
Far Eastern International Bank	768,074	343,738
First Financial Holding Co Ltd	2,208,336	2,176,548
Hua Nan Financial Holdings Co Ltd	2,009,352	1,920,998
King's Town Bank Co Ltd (b)	170,000	305,844
Mega Financial Holding Co Ltd	2,278,569	3,233,941
Shanghai Commercial & Savings Bank Ltd/The	945,218	1,353,936
SinoPac Financial Holdings Co Ltd	2,467,201	2,031,118
Taichung Commercial Bank Co Ltd (b)	737,272	546,601
Taishin Financial Holding Co Ltd	2,511,929	1,367,881
Taiwan Business Bank	1,346,487	721,828
Taiwan Cooperative Financial Holding Co Ltd	2,128,966	1,802,880
		25,319,363
Capital Markets - 0.0%
Capital Securities Corp	428,000	288,760
IBF Financial Holdings Co Ltd	592,663	287,086
		575,846
Consumer Finance - 0.0%
Yulon Finance Corp	54,699	182,784
Financial Services - 0.1%
Chailease Holding Co Ltd	334,891	1,289,981
Yuanta Financial Holding Co Ltd	2,509,130	2,596,804
		3,886,785
Insurance - 0.2%
Cathay Financial Holding Co Ltd	1,882,923	3,807,768
Fubon Financial Holding Co Ltd	1,726,736	4,728,626
KGI Financial Holding Co Ltd	3,275,000	1,655,226
		10,191,620
TOTAL FINANCIALS		40,156,398

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	59,000	971,844
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (b)	235,000	969,714
TOTAL HEALTH CARE		1,941,558

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	33,000	864,434
Electrical Equipment - 0.2%
Bizlink Holding Inc	34,881	1,046,738
Chung-Hsin Electric & Machinery Manufacturing Corp (b)	82,000	448,381
Fortune Electric Co Ltd	43,670	958,965
Shihlin Electric & Engineering Corp	62,000	365,808
Tatung Co Ltd	335,300	398,253
Teco Electric and Machinery Co Ltd	246,000	416,671
Voltronic Power Technology Corp	14,250	558,471
Walsin Lihwa Corp	687,046	512,292
		4,705,579
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	740,000	707,648
Machinery - 0.0%
Hiwin Technologies Corp	54,192	379,568
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	210,657	1,386,967
Wan Hai Lines Ltd	273,000	805,553
Wisdom Marine Lines Co Ltd	80,000	155,234
Yang Ming Marine Transport Corp	341,000	690,230
		3,037,984
Passenger Airlines - 0.0%
China Airlines Ltd	567,000	387,653
Eva Airways Corp	528,619	665,032
		1,052,685
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	438,000	398,270
TOTAL INDUSTRIALS		11,146,168

Information Technology - 4.7%
Communications Equipment - 0.1%
Accton Technology Corp	98,000	2,887,822
WNC Corp /Taiwan	73,000	285,512
		3,173,334
Electronic Equipment, Instruments & Components - 0.6%
AUO Corp	1,379,000	548,528
Chroma ATE Inc	77,000	1,100,097
Compeq Manufacturing Co Ltd	213,000	461,894
Delta Electronics Inc	374,000	7,029,556
E Ink Holdings Inc	174,000	1,182,130
Elite Material Co Ltd	61,000	2,231,010
Foxconn Technology Co Ltd	197,000	422,640
Genius Electronic Optical Co Ltd	21,000	301,756
Gold Circuit Electronics Ltd	64,000	790,942
Hon Hai Precision Industry Co Ltd	2,350,800	13,792,653
Innolux Corp	1,541,943	590,048
Largan Precision Co Ltd	20,000	1,565,123
Lotes Co Ltd	17,398	811,693
Primax Electronics Ltd	94,000	227,305
Simplo Technology Co Ltd	37,000	504,038
Sinbon Electronics Co Ltd	43,000	346,783
Synnex Technology International Corp	254,000	561,639
Taiwan Union Technology Corp	53,000	477,538
Tripod Technology Corp	86,000	798,623
Unimicron Technology Corp	251,000	1,136,792
Walsin Technology Corp	70,000	196,490
Wpg Holding Co Ltd	329,040	727,430
WT Microelectronics Co Ltd	127,000	581,104
Yageo Corp	93,472	1,638,750
Zhen Ding Technology Holding Ltd	127,000	528,480
		38,553,042
Semiconductors & Semiconductor Equipment - 3.6%
Alchip Technologies Ltd	16,000	2,040,778
AP Memory Technology Corp	27,000	293,805
ASE Technology Holding Co Ltd	671,000	3,246,598
ASMedia Technology Inc	8,000	502,197
ASPEED Technology Inc	6,300	951,924
Chipbond Technology Corp	125,000	233,158
Elan Microelectronics Corp	57,000	234,959
eMemory Technology Inc	13,000	878,043
Faraday Technology Corp	44,197	222,406
Global Unichip Corp	17,000	679,268
Globalwafers Co Ltd	49,000	554,945
Hon Precision Inc	16,692	865,582
Jentech Precision Industrial Co Ltd	17,000	806,994
King Yuan Electronics Co Ltd	218,000	850,821
Macronix International Co Ltd (b)	360,340	226,071
MediaTek Inc	312,000	14,096,907
MPI Corp	16,000	554,848
Nanya Technology Corp (b)	217,000	318,741
Novatek Microelectronics Corp	119,000	1,876,395
Parade Technologies Ltd	14,000	265,844
Phison Electronics Corp	32,000	560,485
Powerchip Semiconductor Manufacturing Corp (b)	605,000	300,704
Powertech Technology Inc	136,000	566,781
Radiant Opto-Electronics Corp	87,000	398,996
Realtek Semiconductor Corp	99,000	1,888,695
Silicon Motion Technology Corp ADR	6,662	509,909
Sino-American Silicon Products Inc	120,000	401,397
Taiwan Semiconductor Manufacturing Co Ltd	4,690,000	180,154,241
United Microelectronics Corp	2,272,000	3,141,145
Vanguard International Semiconductor Corp	192,277	594,544
Win Semiconductors Corp	79,000	223,520
Winbond Electronics Corp (b)	599,863	343,497
		218,784,198
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	599,000	638,505
Advantech Co Ltd	95,458	1,059,464
Asia Vital Components Co Ltd	64,000	1,940,844
Asustek Computer Inc	136,000	2,978,658
AURAS Technology Co Ltd	14,000	311,171
Catcher Technology Co Ltd	127,000	894,866
Chicony Electronics Co Ltd	131,000	569,929
Compal Electronics Inc	810,000	790,880
Getac Holdings Corp	78,000	305,217
Gigabyte Technology Co Ltd	103,000	932,376
HTC Corp (b)	131,000	175,502
Inventec Corp	611,000	900,365
King Slide Works Co Ltd	14,000	1,229,913
Lite-On Technology Corp	430,000	1,696,167
Micro-Star International Co Ltd	139,000	662,551
Pegatron Corp	402,000	1,067,778
Qisda Corp	339,000	291,686
Quanta Computer Inc	541,000	5,027,592
Wistron Corp	564,000	2,290,223
Wiwynn Corp	22,000	2,003,335
		25,767,022
TOTAL INFORMATION TECHNOLOGY		286,277,596

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	609,277	151,121
Formosa Chemicals & Fibre Corp	792,000	758,893
Formosa Plastics Corp	927,000	1,315,677
Nan Ya Plastics Corp	1,100,000	1,496,903
Taiwan Fertilizer Co Ltd	140,000	242,614
		3,965,208
Construction Materials - 0.0%
Asia Cement Corp	490,000	660,872
TCC Group Holdings Co Ltd	1,366,600	1,106,047
		1,766,919
Metals & Mining - 0.0%
China Steel Corp	2,449,000	1,586,798
TA Chen Stainless Pipe	377,350	493,527
TA Chen Stainless Pipe rights 8/25/2025 (b)	17,439	4,838
Tung Ho Steel Enterprise Corp	91,300	195,302
		2,280,465
TOTAL MATERIALS		8,012,592

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	331,643	452,135
Ruentex Development Co Ltd	362,658	361,198
		813,333
TOTAL TAIWAN		365,108,595
THAILAND - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	617,650	195,332
True Corp PCL depository receipt (b)	2,639,449	834,731
		1,030,063
Media - 0.0%
VGI PCL depository receipt	1,492,500	95,124
VGI PCL warrants (b)	116,340	106
		95,230
Wireless Telecommunication Services - 0.0%
Advanced Info Service PCL	18,600	164,727
Advanced Info Service PCL depository receipt	190,700	1,688,896
		1,853,623
TOTAL COMMUNICATION SERVICES		2,978,916

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	125,208	81,997
Central Retail Corp Pcl depository receipt	478,100	313,104
		395,101
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	1,443,100	92,133
Central Plaza Hotel PCL depository receipt	89,600	77,612
Minor International PCL	205,756	155,980
Minor International PCL depository receipt	312,548	236,937
		562,662
Specialty Retail - 0.0%
Home Product Center PCL	164,700	35,794
Home Product Center PCL depository receipt	519,100	112,815
PTT Oil & Retail Business PCL depository receipt	638,600	269,501
Siam Global House PCL depository receipt	428,132	87,904
		506,014
TOTAL CONSUMER DISCRETIONARY		1,463,777

Consumer Staples - 0.0%
Beverages - 0.0%
Carabao Group PCL	8,100	13,618
Carabao Group PCL depository receipt	71,600	120,382
Osotspa PCL	41,600	22,643
Osotspa PCL depository receipt	236,900	128,948
Thai Beverage PCL	1,635,900	584,153
		869,744
Consumer Staples Distribution & Retail - 0.0%
Berli Jucker PCL	39,000	22,782
Berli Jucker PCL depository receipt	137,800	80,495
CP ALL PCL	163,000	234,754
CP ALL PCL depository receipt	713,000	1,026,871
		1,364,902
Food Products - 0.0%
Charoen Pokphand Foods PCL	224,100	155,791
Charoen Pokphand Foods PCL depository receipt	441,300	306,785
Thai Union Group PCL	86,400	29,170
Thai Union Group PCL depository receipt	268,200	90,549
		582,295
TOTAL CONSUMER STAPLES		2,816,941

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Banpu PCL depository receipt	730,300	112,144
PTT Exploration & Production PCL	82,500	316,586
PTT Exploration & Production PCL depository receipt	192,200	737,548
PTT PCL	317,500	321,792
PTT PCL depository receipt	1,341,900	1,360,039
Thai Oil PCL	62,275	65,294
Thai Oil PCL depository receipt	95,177	99,791
		3,013,194
Financials - 0.2%
Banks - 0.2%
Bangkok Bank PCL	11,400	51,363
Bangkok Bank PCL depository receipt	103,600	466,780
Kasikornbank PCL	46,900	231,170
Kasikornbank PCL depository receipt	174,500	860,111
Kiatnakin Phatra Bank PCL	51,800	87,040
Kiatnakin Phatra Bank PCL depository receipt	12,500	21,004
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	4,316	140
Krung Thai Bank PCL	166,000	111,251
Krung Thai Bank PCL depository receipt	519,200	347,962
SCB X PCL	49,550	190,805
SCB X PCL depository receipt	115,500	444,764
Thanachart Capital PCL	28,000	41,767
Thanachart Capital PCL depository receipt	61,500	92,330
Tisco Financial Group PCL	8,600	26,018
Tisco Financial Group PCL depository receipt	81,200	245,659
TMBThanachart Bank PCL	1,153,387	67,818
TMBThanachart Bank PCL depository receipt	8,382,771	492,895
		3,778,877
Consumer Finance - 0.0%
Krungthai Card PCL	54,000	46,841
Krungthai Card PCL depository receipt	126,100	109,384
Muangthai Capital PCL	29,100	33,290
Muangthai Capital PCL depository receipt	122,100	139,680
Srisawad Corp PCL	32,186	19,790
Srisawad Corp PCL depository receipt	109,725	67,715
TIDLOR Holdings PCL depository receipt	278,510	147,623
		564,323
Insurance - 0.0%
Thai Life Insurance PCL	388,100	119,277
Thai Life Insurance PCL depository receipt	161,000	49,480
		168,757
TOTAL FINANCIALS		4,511,957

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	211,000	90,217
Bangkok Dusit Medical Services PCL	172,600	113,204
Bangkok Dusit Medical Services PCL depository receipt	759,400	498,070
Bumrungrad Hospital Pcl	19,000	98,499
Bumrungrad Hospital Pcl depository receipt	57,500	298,090
		1,098,080
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL (b)	383,533	40,890
BTS Group Holdings PCL depository receipt (b)	984,322	105,370
		146,260
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	327,600	408,081
Airports of Thailand PCL depository receipt	491,800	612,620
Bangkok Expressway & Metro PCL	573,400	97,095
Bangkok Expressway & Metro PCL depository receipt	1,046,200	177,155
		1,294,951
TOTAL INDUSTRIALS		1,441,211

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	274,000	1,208,971
Delta Electronics Thailand PCL depository receipt	624,600	2,755,925
		3,964,896
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	417,600	292,491
PTT Global Chemical PCL depository receipt	345,200	248,138
		540,629
Construction Materials - 0.0%
Siam Cement PCL/The	2,600	15,916
Siam Cement PCL/The depository receipt	56,700	347,094
		363,010
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	215,400	122,341
TOTAL MATERIALS		1,025,980

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	62,000	98,500
Central Pattana PCL depository receipt	193,800	307,894
Land & Houses PCL	97,000	11,269
Land & Houses PCL depository receipt	495,300	57,546
WHA Corp PCL	369,000	39,907
WHA Corp PCL depository receipt	1,152,900	124,685
		639,801
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Electricity Generating PCL depository receipt	40,900	137,685
Energy Absolute PCL warrants 2/13/2028 (b)	54,733	1,830
Energy Absolute PCL warrants 2/13/2028 (b)	42,100	1,415
Global Power Synergy PCL	44,294	44,954
Global Power Synergy PCL depository receipt	83,600	84,845
Gulf Development PCL	351,002	502,998
Gulf Development PCL depository receipt	1,050,138	1,504,884
		2,278,611
TOTAL THAILAND		25,233,364
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	231,590	531,984
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	211	40,958
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	146,307	342,929
Tofas Turk Otomobil Fabrikasi AS	20,963	119,184
		462,113
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (b)	35,500	95,495
Household Durables - 0.0%
Arcelik AS (b)	35,747	110,161
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS (b)	166,765	65,359
Dogus Otomotiv Servis ve Ticaret AS	13,082	59,392
		124,751
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	262,523	61,500
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	102,156	106,448
		167,948
TOTAL CONSUMER DISCRETIONARY		1,001,426

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	342,980	128,085
Coca-Cola Icecek AS	213,231	266,836
		394,921
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	87,849	1,148,028
Migros Ticaret AS	21,468	277,111
Sok Marketler Ticaret AS	54,952	50,518
		1,475,657
Food Products - 0.0%
Ulker Biskuvi Sanayi AS	31,151	84,103
TOTAL CONSUMER STAPLES		1,954,681

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	179,959	748,744
Financials - 0.1%
Banks - 0.1%
Akbank TAS	624,944	1,039,143
Haci Omer Sabanci Holding AS	267,231	627,680
Turkiye Is Bankasi AS Class C	1,636,862	597,572
Yapi ve Kredi Bankasi AS (b)	631,286	523,444
		2,787,839
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	89,618	92,323
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	1,245	64,159
Turkiye Sinai Kalkinma Bankasi AS (b)	202,086	68,549
		132,708
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi	31,927	78,176
Turkiye Sigorta AS	333,588	81,271
		159,447
TOTAL FINANCIALS		3,172,317

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(d)(e)	9,201	86,866
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	229,963	1,059,326
Air Freight & Logistics - 0.0%
Reysas Tasimacilik ve Lojistik Ticaret AS	198,997	83,580
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	358,291	614,293
Kontrolmatik Enerji Ve Muhendislik AS	53,624	33,578
Ral Yatirim Holding AS	21,639	66,578
Tekfen Holding AS (b)	31,554	83,792
		798,241
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	43,663	112,506
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	39,711	30,442
		142,948
Ground Transportation - 0.0%
Bin Ulasim Ve Akilli Sehir Teknolojileri AS	19,459	92,514
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	22,578	155,730
Alarko Holding AS	32,206	74,536
Bera Holding AS (b)	110,530	45,525
KOC Holding AS	247,452	1,092,954
Turkiye Sise ve Cam Fabrikalari AS	321,115	290,781
		1,659,526
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S. (b)	6,133	83,471
Turk Traktor ve Ziraat Makineleri AS	4,398	63,920
		147,391
Passenger Airlines - 0.0%
Pegasus Hava Tasimaciligi AS (b)	47,055	292,103
Turk Hava Yollari AO	136,627	969,302
		1,261,405
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	42,154	255,241
TOTAL INDUSTRIALS		5,500,172

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	49,753	44,170
Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	669,012	65,262
Petkim Petrokimya Holding AS (b)	222,699	93,809
Sasa Polyester Sanayi AS	1,814,721	139,474
		298,545
Construction Materials - 0.0%
Baticim Bati Anadolu Cimento Sanayii AS	537,875	60,154
Cimsa Cimento Sanayi VE Ticaret AS	59,831	76,272
Nuh Cimento Sanayi AS	11,412	65,613
Oyak Cimento Fabrikalari AS	206,298	121,560
		323,599
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	6,757	60,005
Eregli Demir ve Celik Fabrikalari TAS	735,607	484,187
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	126,722	86,532
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	32,697	60,006
Turk Altin Isletmeleri AS (b)	162,477	91,495
		782,225
TOTAL MATERIALS		1,404,369

Real Estate - 0.0%
Diversified REITs - 0.0%
Ziraat Gayrimenkul Yatirim Ortakligi AS	157,239	93,658
Real Estate Management & Development - 0.0%
Kuyumcukent Gayrimenkul Yatirimlari AS	57,862	81,103
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	350,072	171,178
TOTAL REAL ESTATE		345,939

Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (d)(e)	42,127	67,194
Gas Utilities - 0.0%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	115,041	83,600
TOTAL UTILITIES		150,794

TOTAL TURKEY		14,941,462
UNITED ARAB EMIRATES - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	679,271	3,502,646
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Abu Dhabi National Hotels	2,042,784	278,077
Americana Restaurants International PLC - Foreign Co	538,521	315,221
		593,298
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	551,994	557,547
TOTAL CONSUMER DISCRETIONARY		1,150,845

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	494,451	786,157
Oil, Gas & Consumable Fuels - 0.0%
ADNOC Logistics & Services	266,731	338,402
TOTAL ENERGY		1,124,559

Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	571,770	2,534,247
Abu Dhabi Islamic Bank PJSC	284,283	1,869,911
Dubai Islamic Bank PJSC	557,026	1,513,488
Emirates NBD Bank PJSC	480,050	3,496,097
First Abu Dhabi Bank PJSC	861,702	4,222,822
		13,636,565
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Pure Health Holding PJSC	506,497	415,065
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	643,250	665,483
Multiply Group PJSC (b)	655,047	490,431
		1,155,914
Passenger Airlines - 0.0%
Air Arabia PJSC	427,196	432,656
Transportation Infrastructure - 0.0%
Salik Co PJSC	363,832	633,949
TOTAL INDUSTRIALS		2,222,519

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	737,123	1,910,513
Emaar Development PJSC	156,908	642,917
Emaar Properties PJSC	1,206,879	5,010,796
		7,564,226
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	1,745,677	1,316,488
TOTAL UNITED ARAB EMIRATES		30,932,913
UNITED KINGDOM - 7.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC	1,104,590	3,021,126
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	170,844	1,886,083
Rightmove PLC	151,477	1,637,594
		3,523,677
Media - 0.1%
Informa PLC	255,564	2,930,267
WPP PLC	210,217	1,138,197
		4,068,464
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	4,105,915	4,451,623
TOTAL COMMUNICATION SERVICES		15,064,890

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
B&M European Value Retail SA	186,565	552,893
Next PLC	22,238	3,615,276
		4,168,169
Distributors - 0.0%
Inchcape PLC	72,831	675,214
Diversified Consumer Services - 0.0%
Pearson PLC	128,612	1,818,697
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	330,022	11,596,800
Entain PLC	124,552	1,681,084
InterContinental Hotels Group PLC	30,250	3,479,966
Whitbread PLC	34,381	1,386,222
		18,144,072
Household Durables - 0.1%
Barratt Redrow PLC	267,410	1,321,153
Bellway PLC	23,196	762,781
Berkeley Group Holdings PLC	19,105	918,795
Persimmon PLC	62,242	941,189
Taylor Wimpey PLC	692,406	931,623
		4,875,541
Leisure Products - 0.0%
Games Workshop Group PLC	6,440	1,385,462
Specialty Retail - 0.0%
Kingfisher PLC	347,734	1,236,474
TOTAL CONSUMER DISCRETIONARY		32,303,629

Consumer Staples - 1.5%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	40,226	3,898,704
Diageo PLC	432,608	10,485,363
		14,384,067
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	321,538	1,288,355
Marks & Spencer Group PLC	397,446	1,825,307
Tesco PLC	1,300,260	7,305,409
		10,419,071
Food Products - 0.0%
Associated British Foods PLC	60,463	1,750,736
Household Products - 0.2%
Reckitt Benckiser Group PLC	132,468	9,927,919
Personal Care Products - 0.5%
Unilever PLC	485,998	28,197,832
Tobacco - 0.4%
British American Tobacco PLC	384,888	20,621,281
Imperial Brands PLC	148,322	5,781,501
		26,402,782
TOTAL CONSUMER STAPLES		91,082,407

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	44,431	867,244
Financials - 2.2%
Banks - 1.5%
Barclays PLC	2,771,415	13,546,734
HSBC Holdings PLC	3,425,764	41,735,991
Lloyds Banking Group PLC	11,695,709	12,016,940
NatWest Group PLC	1,272,656	8,834,247
Standard Chartered PLC	375,734	6,735,775
		82,869,687
Capital Markets - 0.4%
3i Group PLC	189,294	10,343,435
Aberdeen Group PLC	355,739	942,432
ICG PLC	56,744	1,632,171
IG Group Holdings PLC	66,800	996,879
London Stock Exchange Group PLC	89,395	10,896,813
Schroders PLC	176,840	913,156
St James's Place PLC	104,086	1,798,679
		27,523,565
Financial Services - 0.1%
M&G PLC	431,833	1,491,905
Wise PLC Class A (b)	129,685	1,738,376
		3,230,281
Insurance - 0.2%
Admiral Group PLC	52,442	2,367,222
Aviva PLC	594,298	5,090,600
Beazley PLC	122,700	1,449,481
Hiscox Ltd	65,878	1,124,063
Legal & General Group PLC	1,131,669	3,828,511
Phoenix Group Holdings PLC	156,846	1,375,401
		15,235,278
TOTAL FINANCIALS		128,858,811

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (d)(e)	316,032	974,136
Smith & Nephew PLC	170,547	2,606,463
		3,580,599
Pharmaceuticals - 0.7%
Astrazeneca PLC	301,510	43,987,798
Hikma Pharmaceuticals PLC	30,390	788,243
		44,776,041
TOTAL HEALTH CARE		48,356,640

Industrials - 1.4%
Aerospace & Defense - 0.7%
BAE Systems PLC	586,847	14,002,546
Melrose Industries PLC	235,460	1,592,738
Rolls-Royce Holdings PLC	1,646,742	23,372,178
		38,967,462
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	491,356	2,451,104
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	521,500	3,394,446
DCC PLC	19,256	1,210,488
Smiths Group PLC	64,917	2,016,432
		6,621,366
Machinery - 0.1%
IMI PLC	49,267	1,445,732
Spirax Group PLC	14,305	1,198,691
Weir Group PLC/The	50,568	1,780,425
		4,424,848
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	459,062	2,293,745
Professional Services - 0.3%
Intertek Group PLC	31,143	2,031,773
RELX PLC	358,385	18,622,075
		20,653,848
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	83,722	5,614,616
Bunzl PLC	63,760	1,892,236
Diploma PLC	26,115	1,855,496
Howden Joinery Group PLC	106,935	1,242,769
RS GROUP PLC	93,921	693,365
		11,298,482
TOTAL INDUSTRIALS		86,710,855

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	73,956	3,176,228
Software - 0.0%
Sage Group PLC/The	190,851	3,074,978
TOTAL INFORMATION TECHNOLOGY		6,251,206

Materials - 0.0%
Chemicals - 0.0%
Croda International PLC	27,275	940,861
Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	195,521	902,719
Land Securities Group PLC	144,034	1,098,512
		2,001,231
Industrial REITs - 0.1%
Segro PLC	263,864	2,256,008
Tritax Big Box REIT PLC	485,969	906,856
		3,162,864
Residential REITs - 0.0%
UNITE Group PLC/The	81,191	802,578
TOTAL REAL ESTATE		5,966,673

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	215,294	5,277,339
Multi-Utilities - 0.3%
Centrica PLC	967,497	2,103,135
National Grid PLC	952,902	13,390,260
		15,493,395
Water Utilities - 0.0%
Severn Trent PLC	51,477	1,800,872
United Utilities Group PLC	132,292	1,969,871
		3,770,743
TOTAL UTILITIES		24,541,477

TOTAL UNITED KINGDOM		440,944,693
UNITED STATES - 6.0%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	29,460	18,457,868
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Stellantis NV (Italy)	411,581	3,646,252
Consumer Staples - 0.7%
Food Products - 0.7%
JBS NV depository receipt	66,907	918,731
Nestle SA	500,890	43,766,306
		44,685,037
Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	86,201	1,505,516
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	3,101,789	16,626,468
DHT Holdings Inc	26,798	297,190
Shell PLC	1,162,391	41,768,342
		58,692,000
TOTAL ENERGY		60,197,516

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	56,773	10,222,285
Health Care - 2.6%
Biotechnology - 0.3%
CSL Ltd	94,152	16,286,813
Legend Biotech Corp ADR (b)	15,783	616,642
		16,903,455
Health Care Equipment & Supplies - 0.1%
Alcon AG	97,162	8,591,166
Inmode Ltd (b)	10,816	147,747
		8,738,913
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	15,386	2,603,157
QIAGEN NV (Germany)	42,358	2,117,246
		4,720,403
Pharmaceuticals - 2.1%
GSK PLC	798,117	14,680,563
Haleon PLC	1,751,855	8,217,379
Novartis AG	369,650	42,098,359
Roche Holding AG	136,601	42,629,489
Roche Holding AG	5,599	1,880,464
Sanofi SA	207,438	18,621,865
		128,128,119
TOTAL HEALTH CARE		158,490,890

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	149,672	411,448
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	43,472	2,189,287
Waste Connections Inc	50,197	9,373,536
		11,562,823
Construction & Engineering - 0.1%
Ferrovial SE	95,257	4,880,957
Electrical Equipment - 0.4%
Schneider Electric SE	105,223	27,231,021
Professional Services - 0.2%
Experian PLC	178,608	9,410,990
TOTAL INDUSTRIALS		53,497,239

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	9,640	3,966,571
JFrog Ltd (b)	18,852	818,365
Monday.com Ltd (b)	7,510	1,969,798
		6,754,734
Materials - 0.2%
Construction Materials - 0.2%
Buzzi SpA	16,673	869,925
Holcim AG	102,520	8,175,963
James Hardie Industries PLC depository receipt (b)	112,674	2,957,405
Titan SA (Greece)	6,732	279,261
		12,282,554
TOTAL UNITED STATES		368,234,375
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	131,507	2,210,449
TOTAL COMMON STOCKS (Cost $4,781,243,308)		5,980,410,302

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	86,857	950,382
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE	29,593	1,187,688
Volkswagen AG	35,690	3,731,955
		4,919,643
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	30,793	2,374,827
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	4,882	1,044,904
TOTAL GERMANY		8,339,374
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	4,675	537,938
Hyundai Motor Co Series 2	7,035	827,501
		1,365,439
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	161,456	6,607,414
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	1,800	194,263
TOTAL KOREA (SOUTH)		8,167,116
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	841,000	0
Transneft PJSC (b)(f)	16,800	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	109,390	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $21,424,126)		17,456,872

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (h) (Cost $5,342,469)	4.25	5,355,000	5,342,219

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	98,049,388	98,068,997
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	15,572,489	15,574,047
TOTAL MONEY MARKET FUNDS (Cost $113,642,855)			113,643,044

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,921,652,758)	6,116,852,437
NET OTHER ASSETS (LIABILITIES) - 0.3%	16,196,207
NET ASSETS - 100.0%	6,133,048,644

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	643	Sep 2025	84,020,810	(890,770)	(890,770)
ICE MSCI Emerging Markets Index Contracts (United States)	646	Sep 2025	39,997,090	663,689	663,689
TME S&P/TSX 60 Index Contracts (Canada)	46	Sep 2025	10,764,983	133,889	133,889

TOTAL FUTURES CONTRACTS					(93,192)
The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $135,923,329 or 2.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $132,964,674 or 2.2% of net assets.

(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,399,473.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,644,210	848,694,904	865,270,117	3,431,069	-	-	98,068,997	98,049,388	0.2%
Fidelity Securities Lending Cash Central Fund	11,954,524	110,155,010	106,535,487	85,490	-	-	15,574,047	15,572,489	0.1%
Total	126,598,734	958,849,914	971,805,604	3,516,559	-	-	113,643,044

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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